UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2014

AMT-Free    •    National

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2014

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

AMT-Free Municipal Income Fund	2
National Municipal Income Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Officers and Trustees	41

Important Notices	42

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2014

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	6.06%	–1.42%	8.18%	3.82%
Class A with 4.75% Maximum Sales Charge	—	—	1.05	–6.14	7.14	3.32
Class B at NAV	01/14/1998	03/16/1978	5.57	–2.19	7.38	3.07
Class B with 5% Maximum Sales Charge	—	—	0.57	–6.90	7.08	3.07
Class C at NAV	05/02/2006	03/16/1978	5.69	–2.18	7.38	3.08
Class C with 1% Maximum Sales Charge	—	—	4.69	–3.13	7.38	3.08
Class I at NAV	03/16/1978	03/16/1978	6.09	–1.27	8.41	4.07
Barclays Municipal Bond Index	—	—	3.65%	0.39%	5.71%	4.45%
Barclays Long (22+) Year Municipal Bond Index	—	—	5.97	–0.82	8.14	4.90

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.94%	1.69%	1.69%	0.69%
Net			0.83	1.58	1.58	0.58

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.38%	3.62%	3.62%	4.64%
Taxable-Equivalent Distribution Rate			7.74	6.40	6.40	8.20
SEC 30-day Yield			2.73	2.12	2.12	3.12
Taxable-Equivalent SEC 30-day Yield			4.82	3.75	3.75	5.51

% Total Leverage[5]
Residual Interest Bond (RIB)						11.81%

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	18.3%	BB	1.9%
AA	40.4	B	0.3
A	22.5	Not Rated	4.5
BBB	12.1

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Funds current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com

2

Eaton Vance

National Municipal Income Fund

March 31, 2014

Performance1,2

Portfolio Managers Thomas M. Metzold, CFA and Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	5.85%	–2.82%	8.58%	3.75%
Class A with 4.75% Maximum Sales Charge	—	—	0.79	–7.43	7.52	3.24
Class B at NAV	12/19/1985	12/19/1985	5.46	–3.54	7.78	3.00
Class B with 5% Maximum Sales Charge	—	—	0.46	–8.16	7.49	3.00
Class C at NAV	12/03/1993	12/19/1985	5.46	–3.54	7.78	2.99
Class C with 1% Maximum Sales Charge	—	—	4.46	–4.47	7.78	2.99
Class I at NAV	07/01/1999	12/19/1985	5.86	–2.67	8.84	4.01
Barclays Municipal Bond Index	—	—	3.65%	0.39%	5.71%	4.45%
Barclays Long (22+) Year Municipal Bond Index	—	—	5.97	–0.82	8.14	4.90

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.77%	1.52%	1.52%	0.52%
Net			0.66	1.41	1.41	0.41

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.85%	4.09%	4.09%	5.11%
Taxable-Equivalent Distribution Rate			8.57	7.23	7.23	9.03
SEC 30-day Yield			3.74	3.18	3.18	4.18
Taxable-Equivalent SEC 30-day Yield			6.61	5.62	5.62	7.39

% Total Leverage[5]
RIB						12.64%

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	9.5%	BB	1.9%
AA	37.3	B	3.7
A	35.0	CCC	0.5
BBB	10.2	Not Rated	1.9

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Funds current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Income Funds

March 31, 2014

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B. Performance since inception for an index, if presented, is the performance since the Funds or oldest share class inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Funds most recent prospectus. Net expense ratio excludes interest expense relating to the Funds liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Funds last regular distribution per share in the period (annualized) divided by the Funds NAV at the end of the period. The Funds distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. The Funds distributions are determined by the investment adviser based on its current assessment of the Funds long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a funds investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect adjustments for executed but unsettled RIB transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuers creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuers current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Municipal Income Funds

March 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 – March 31, 2014).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 – 3/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,060.60	$4.78	0.93%
Class B	$1,000.00	$1,055.70	$8.66	1.69%
Class C	$1,000.00	$1,056.90	$8.62	1.68%
Class I	$1,000.00	$1,060.90	$3.49	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.68	0.93%
Class B	$1,000.00	$1,016.50	$8.50	1.69%
Class C	$1,000.00	$1,016.60	$8.45	1.68%
Class I	$1,000.00	$1,021.50	$3.43	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2013.

5

Eaton Vance

Municipal Income Funds

March 31, 2014

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 – 3/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,058.50	$4.16	0.81%
Class B	$1,000.00	$1,054.60	$7.99	1.56%
Class C	$1,000.00	$1,054.60	$7.99	1.56%
Class I	$1,000.00	$1,058.60	$2.87	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.08	0.81%
Class B	$1,000.00	$1,017.20	$7.85	1.56%
Class C	$1,000.00	$1,017.20	$7.85	1.56%
Class I	$1,000.00	$1,022.10	$2.82	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2013.

6

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 108.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.4%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,319,616
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,774,986
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	10,778,922
Rhode Island Clean Water Finance Agency, 5.00%, 10/1/32	1,400	1,565,480

		$15,439,004

Education — 5.7%
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	$5,755	$6,642,018
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,110	4,526,425
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,530	1,698,621
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,265	1,362,393
University of Virginia, 5.00%, 6/1/40	4,475	4,905,003
West Virginia University, 5.00%, 10/1/29	735	817,158

		$19,951,618

Electric Utilities — 7.5%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,614,726
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,017,024
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	1,000	1,096,420
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 5/1/38	945	994,716
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,458,589
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,696,710
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,255,920
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	6,057,922

		$26,192,027

Escrowed / Prerefunded — 4.2%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,629,300
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,003,040

		$14,632,340

General Obligations — 14.5%
California, 5.00%, 12/1/26	$2,285	$2,630,698

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
California, 5.00%, 2/1/31	$1,405	$1,546,497
California, 5.25%, 10/1/29	560	639,016
California, 5.25%, 10/1/32	3,480	3,894,503
Clark County, NV, 5.00%, 7/1/33	5,000	5,456,400
Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/25	2,590	1,826,390
Hawaii, 5.00%, 8/1/32	260	290,264
Honolulu City and County, HI, 5.25%, 8/1/33	1,245	1,394,612
Honolulu City and County, HI, 5.25%, 8/1/34	1,525	1,703,013
Louisiana, 5.00%, 2/1/28	5,000	5,797,000
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/39	2,500	2,766,075
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,400	1,028,398
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(2)	7,700	8,498,644
South Carolina, 3.25%, 8/1/30	800	793,456
Washington, 5.00%, 2/1/34	5,000	5,568,550
Washington, 5.25%, 2/1/36(1)	6,000	6,615,720

		$50,449,236

Health Care – Miscellaneous — 0.3%
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	$135	$136,512
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	86	85,830
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(3)	303	303,040
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(3)	361	360,761

		$886,143

Hospital — 14.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$578,736
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,866,432
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,844,236
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,380	2,521,729
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,453,260
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,418,937

7	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	$850	$896,062
Henrico County, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,262,357
Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	2,985	3,439,018
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	8,761,018
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,784,851
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	903,519
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,865	2,038,184
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,870	2,900,393
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,385,036
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,215	1,217,600
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,094,120
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,436,100

		$50,801,588

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	$285	$170,994

		$170,994

Industrial Development Revenue — 2.2%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), 4.95%, 5/15/33	$4,000	$4,227,080
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	440	435,943
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	2,842,589

		$7,505,612

Insured – Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,090,428

		$2,090,428

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 2.2%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,236,726
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,532,833

		$7,769,559

Insured – General Obligations — 0.9%
Chicago, IL, (AGM), 5.25%, 1/1/31	$2,000	$2,085,900
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	985	985,699

		$3,071,599

Insured – Lease Revenue / Certificates of Participation — 1.0%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$3,466,618

		$3,466,618

Insured – Other Revenue — 0.9%
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	$10,600	$3,083,540

		$3,083,540

Insured – Special Tax Revenue — 6.6%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$10,215	$9,069,796
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,153,680
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,062,867
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,114,932
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	796,862
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	1,990	1,797,706

		$22,995,843

Insured – Transportation — 3.2%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,084,300
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,078,860
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	851,066
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	1,632,260

8	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	$1,040	$1,179,329
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	6,845	5,405,633

		$11,231,448

Insured – Water and Sewer — 2.6%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,155	$4,560,071
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	4,660,226

		$9,220,297

Lease Revenue / Certificates of Participation — 1.3%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$3,970	$4,539,775

		$4,539,775

Other Revenue — 5.8%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$1,175	$1,272,560
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,320	1,428,715
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	720	781,963
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,200	904,272
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,000	1,000,760
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,305,600
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	450	431,798
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,735	2,891,579
Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,150	1,211,387
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	2,185	2,094,038

		$20,322,672

Senior Living / Life Care — 2.5%
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$1,595	$1,622,817
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,287,044
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,386,508
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,792,461

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(5)	$1,480	$917,556
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	164,030
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	677,899

		$8,848,315

Special Tax Revenue — 8.4%
Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,476	$2,516,557
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	750,830
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,233	1,131,968
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,040	4,557,362
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(1)	9,000	10,654,740
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	4,635	5,191,200
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	1,917,700
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,895	1,602,204
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,130	940,092

		$29,262,653

Transportation — 16.9%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$451,346
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,236,015
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,624,944
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	1,320	1,453,069
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,119,041
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,645,235
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	5,934,400
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,820	5,519,575
New Jersey Turnpike Authority, 5.00%, 1/1/30	3,060	3,355,259
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,235	1,326,723
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	11,285,525
Port Authority of New York and New Jersey, 5.00%, 12/1/34	4,110	4,538,961
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,971,765
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,332,385

9	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	$10,000	$11,136,500

		$58,930,743

Water and Sewer — 2.2%
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	$6,855	$7,743,477

		$7,743,477

Total Tax-Exempt Investments — 108.6% (identified cost $346,384,990)		$378,605,529

Other Assets, Less Liabilities — (8.6)%		$(29,850,056)

Net Assets — 100.0%		$348,755,473

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

At March 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	23.3%
California	16.3%
Texas	11.6%
Others, representing less than 10% individually	57.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 16.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 5.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $5,897,121.
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $5,055,816 or 1.4% of the Fund’s net assets.

(4)	Defaulted matured security.

(5)	Security is in default and making only partial interest payments.

10	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 108.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.5%
Oklahoma Water Resources Board, 5.25%, 4/1/36	$14,165	$15,836,611
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	30,330	32,059,720

		$47,896,331

Cogeneration — 0.4%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$16,282	$13,976,375

		$13,976,375

Education — 4.7%
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	$4,750	$5,427,112
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	45,615	50,236,712
North Carolina State University at Raleigh, 5.00%, 10/1/37	8,620	9,550,788
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	14,470	16,064,739
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	8,485	9,138,260
Rutgers State University, NJ, 5.00%, 5/1/43(2)(3)	37,000	40,042,510
University of Illinois, 4.00%, 4/1/31	14,775	14,711,763
West Virginia University, 5.00%, 10/1/29	6,785	7,543,427

		$152,715,311

Electric Utilities — 8.2%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$9,429,212
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 5/1/38	9,055	9,531,384
Omaha Public Power District, NE, 5.00%, 2/1/37	4,310	4,667,989
Puerto Rico Electric Power Authority, 5.25%, 7/1/40	30,025	18,009,595
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	38,755	26,794,044
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	41,100	45,190,683
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	22,500	25,784,325
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	27,500	31,293,075
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	30	32,936
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41(2)	26,600	29,203,342
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	56,535,105

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Wyandotte County & Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/32	$10,000	$10,704,700

		$267,176,390

Escrowed / Prerefunded — 0.1%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$3,062,472

		$3,062,472

General Obligations — 13.0%
California, 5.00%, 12/1/24	$21,790	$25,470,549
California, 5.00%, 12/1/26	5,910	6,804,124
California, 5.00%, 11/1/27	10,360	11,862,200
California, 5.00%, 2/1/31	17,595	19,366,992
California, 5.00%, 2/1/38	26,790	28,775,943
Conroe, TX, Independent School District, (PSF Guaranteed), 5.25%, 2/15/33	10,000	11,320,900
Hawaii, 5.00%, 8/1/32	2,740	3,058,936
Illinois, 5.25%, 7/1/30	16,830	17,992,112
Illinois, 5.25%, 7/1/31	2,370	2,518,789
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36	14,180	15,412,667
New York, NY, 5.00%, 3/1/30	10,000	11,110,100
Newton, MA, 5.00%, 4/1/36	5,275	5,880,148
Newton, MA, 5.00%, 4/1/39	10,480	11,682,266
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	44,975,821
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	10,806,300
Richmond, VA, 5.00%, 3/1/29	10,225	11,646,991
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	15,565	13,426,058
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	57,400	63,353,528
Washington, 5.00%, 2/1/34	17,395	19,337,030
Washington, 5.00%, 2/1/35	23,515	26,098,193
Washington, Series 2011B, 5.00%, 2/1/33	21,255	23,251,057
Washington, Series 2014D, 5.00%, 2/1/33	21,325	23,862,248
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	14,857,443

		$422,870,395

11	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care – Miscellaneous — 0.0%(4)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(5)	$497	$497,129
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(5)	533	533,371

		$1,030,500

Hospital — 9.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,165,975
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	36,700	41,603,487
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	18,796,192
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	26,385	27,956,227
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	14,998,740
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	6,805	7,173,763
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	53,260	65,535,365
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,643,860
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,795	13,983,144
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	39,000	39,803,010
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	9,170	9,677,559
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	17,685	18,461,548
Washington Township Health Care District, 6.25%, 7/1/39	16,675	18,057,024
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	23,438,597

		$314,294,491

Housing — 1.0%
Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$5,695	$5,410,307
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	8,100,126
Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35(6)	18,345	18,756,478

		$32,266,911

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 3.7%
Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$5,205	$5,207,863
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	11,879,320
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	19,755	19,838,761
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	2,900	2,873,262
Houston, TX, (Continental Airlines), (AMT), 6.75%, 7/1/29	19,750	19,755,135
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	175	83,820
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	30,343,448
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	20,000	22,584,600
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	11,325	9,331,573

		$121,897,782

Insured – Electric Utilities — 1.5%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$34,660	$39,485,019
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	8,385	7,769,960

		$47,254,979

Insured – General Obligations — 1.7%
Chicago, IL, (AGM), 5.25%, 1/1/31	$8,000	$8,343,600
Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	2,040	1,916,621
Illinois, (AGM), 4.00%, 4/1/31	9,600	9,061,248
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	32,925	35,132,292

		$54,453,761

Insured – Hospital — 0.7%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47	$1,685	$1,664,409
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	7,800	7,704,684
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,323,480

		$22,692,573

12	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 3.7%
Golden State Tobacco Securitization Corp., CA, (AMBAC), 0.00%, 6/1/24	$24,985	$17,242,398
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	68,155	19,826,289
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/41	25,000	4,033,000
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,750	1,799,228
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	12,956,594
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,729,767
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	50,000	58,423,000

		$121,010,276

Insured – Special Tax Revenue — 4.3%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$13,144,230
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,677,828
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	84,310	26,992,690
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	218,400	40,015,248
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	327,310	23,117,905
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	175,940	22,449,944
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	13,690	12,367,135

		$141,764,980

Insured – Student Loan — 2.0%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$39,055	$41,692,775
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	22,400	22,191,904

		$63,884,679

Insured – Transportation — 5.2%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$3,456,165
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	46,680	48,120,545

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	$58,690	$65,913,565
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	29,245	29,891,899
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	23,231,704

		$170,613,878

Insured – Water and Sewer — 0.7%
Detroit, MI, Sewage Disposal System, (AGM), 7.50%, 7/1/33	$3,380	$3,601,863
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	18,290	17,913,958

		$21,515,821

Lease Revenue / Certificates of Participation — 3.6%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$29,435	$32,376,145
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	38,660	44,570,727
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	36,925	41,560,565

		$118,507,437

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$9,325	$8,815,762

		$8,815,762

Other Revenue — 5.7%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$12,735	$13,792,387
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	16,295	17,637,056
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	7,785	8,454,977
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	250	188,390
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46(8)	12,330	4,803,275
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	20,055	21,487,729
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(5)	12,000	10,066,680
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(5)	19,000	13,645,040
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	12,765	13,495,796

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	$46,135	$55,068,120
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	11,190	11,491,235
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	4,957,986
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	11,705	11,802,854

		$186,891,525

Senior Living / Life Care — 0.3%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(7)	$410	$100,561
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(7)	16,435	10,189,207

		$10,289,768

Special Tax Revenue — 6.3%
Dupree Lakes Community Development District, FL, 5.375%, 5/1/37	$870	$753,768
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	110	109,869
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	555	561,649
Louisiana, 5.00%, 6/15/30	3,950	4,467,292
Louisiana, 5.00%, 6/15/31	5,950	6,680,184
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	29,055	32,775,787
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/30	18,080	20,332,949
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	27,305	13,061,074
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	74,070	31,848,619
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(9)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(8)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	160	128,214
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	430	184,676
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	235	229,644
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	335	177,500

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/30(10)	$5,500	$6,195,640
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	25,120	28,134,400
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	505,415	28,844,034
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	19,880	16,292,256
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	2,285	1,931,945
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,050	873,537
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	530	475,415
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	385	283,402
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,665	1,254,761
Texas Transportation Commission, 5.00%, 4/1/33(10)	10,000	11,324,100

		$206,920,715

Student Loan — 0.8%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$15,903,488
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	4,640	4,816,645
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	5,580	5,589,151

		$26,309,284

Transportation — 24.4%
Charleston County, SC, Airport District, (AMT), 5.50%, 7/1/38	$10,000	$10,729,500
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,670,394
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	13,690	14,865,287
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	10,000	10,826,300
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	10,755	11,586,254
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/31	5,000	5,282,400
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/28	12,925	14,194,752
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	21,700	23,687,503
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	13,445	14,587,556
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	6,660	7,483,509
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,609,136

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	$12,680	$13,958,271
Grand Parkway Transportation Corp., TX, 5.25%, 10/1/51(2)	11,140	11,846,499
Grand Parkway Transportation Corp., TX, 5.25%, 10/1/51(2)(3)	28,780	30,605,227
Illinois Toll Highway Authority, 5.25%, 1/1/29	13,160	14,238,988
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(3)	18,180	19,602,040
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	7,200	7,748,352
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	22,895,979
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	47,090	51,017,777
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/36	91,425	28,249,411
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 5.875%, 12/15/38	55,250	62,808,752
New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 Series A, 0.00%, 12/15/38	63,655	17,272,148
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	15,845	17,021,808
North Texas Tollway Authority, 5.75%, 1/1/38	61,265	65,965,863
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	15,000	15,690,450
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	9,923,503
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	13,069,846
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	12,006,660
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	25,391,000
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	11,547,600
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	4,830	5,180,223
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	11,865	12,614,275
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/34	12,425	11,915,078
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36	12,650	11,995,616
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/36	22,725	23,881,475
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	31,867,981
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	33,135,868

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	$24,110	$26,961,007
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	43,410,077

		$794,344,365

Water and Sewer — 5.5%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$20,295	$19,279,438
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	21,500	20,417,905
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	1,998,423
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	53,483,341
Metropolitan Water District of Southern California, 5.00%, 7/1/37(2)	34,800	37,560,684
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)(3)	42,030	47,477,508

		$180,217,299

Total Tax-Exempt Municipal Securities — 108.9% (identified cost $3,400,147,074)		$3,552,674,060

Taxable Municipal Securities — 0.0%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$210	$0

Total Taxable Municipal Securities — 0.0% (identified cost $210,303)		$0

Total Investments — 108.9% (identified cost $3,400,357,377)		$3,552,674,060

Other Assets, Less Liabilities — (8.9)%		$(290,022,623)

Net Assets — 100.0%		$3,262,651,437

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

At March 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	19.9%
Texas	18.8%
California	16.1%
Others, representing less than 10% individually	54.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 18.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.4% of total investments.

(1)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $81,617,653.

(4)	Amount is less than 0.05%.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $24,742,220 or 0.8% of the Fund’s net assets.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)	Security is in default and making only partial interest payments.

(8)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(9)	Defaulted matured security.

(10)	When-issued security.

16	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Statements of Assets and Liabilities (Unaudited)

	March 31, 2014
Assets	AMT-Free Fund	National Fund
Investments —
Identified cost	$346,384,990	$3,400,357,377
Unrealized appreciation	32,220,539	152,316,683
Investments, at value	$378,605,529	$3,552,674,060
Cash	$17,695,189	$75,055,468
Restricted cash*	975,000	9,000,000
Interest receivable	4,690,072	44,398,367
Receivable for investments sold	120,000	50,357,446
Receivable for Fund shares sold	180,791	3,563,011
Receivable for variation margin on open financial futures contracts	72,188	937,501
Total assets	$402,338,769	$3,735,985,853
Liabilities
Payable for floating rate notes issued	$46,685,000	$441,355,000
Payable for investments purchased	5,513,050	2,256,836
Payable for when-issued securities	—	11,238,200
Payable for Fund shares redeemed	788,433	13,172,046
Distributions payable	221,724	2,300,455
Payable to affiliates:
Investment adviser fee	134,352	1,028,841
Distribution and service fees	80,190	1,002,509
Interest expense and fees payable	73,101	458,626
Accrued expenses	87,446	521,903
Total liabilities	$53,583,296	$473,334,416
Net Assets	$348,755,473	$3,262,651,437
Sources of Net Assets
Paid-in capital	$454,898,592	$4,388,147,750
Accumulated net realized loss	(139,660,527)	(1,280,895,639)
Accumulated undistributed net investment income	1,562,557	9,158,447
Net unrealized appreciation	31,954,851	146,240,879
Net Assets	$348,755,473	$3,262,651,437
Class A Shares
Net Assets	$216,883,389	$2,020,378,615
Shares Outstanding	24,137,747	213,584,271
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.99	$9.46
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.44	$9.93
Class B Shares
Net Assets	$2,098,125	$48,263,524
Shares Outstanding	235,049	5,102,605
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$8.93	$9.46
Class C Shares
Net Assets	$38,456,183	$624,028,896
Shares Outstanding	4,303,896	65,970,186
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$8.94	$9.46
Class I Shares
Net Assets	$91,317,776	$569,980,402
Shares Outstanding	9,304,337	60,251,711
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.81	$9.46

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

17	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2014
Investment Income	AMT-Free Fund	National Fund
Interest	$9,595,348	$104,206,516
Total investment income	$9,595,348	$104,206,516

Expenses
Investment adviser fee	$805,720	$6,519,228
Distribution and service fees
Class A	269,092	2,535,023
Class B	11,933	264,112
Class C	192,969	3,179,047
Trustees’ fees and expenses	7,362	34,000
Custodian fee	39,060	296,421
Transfer and dividend disbursing agent fees	57,191	832,755
Legal and accounting services	46,006	119,925
Printing and postage	13,043	105,981
Registration fees	45,326	80,975
Interest expense and fees	155,862	1,688,063
Miscellaneous	18,787	127,321
Total expenses	$1,662,351	$15,782,851
Deduct —
Reduction of custodian fee	$2,065	$14,713
Total expense reductions	$2,065	$14,713

Net expenses	$1,660,286	$15,768,138

Net investment income	$7,935,062	$88,438,378

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$256,420	$24,406,982
Financial futures contracts	(1,425,324)	(4,654,771)
Net realized gain (loss)	$(1,168,904)	$19,752,211
Change in unrealized appreciation (depreciation) —
Investments	$12,330,417	$84,213,754
Financial futures contracts	836,685	(3,828,128)
Net change in unrealized appreciation (depreciation)	$13,167,102	$80,385,626

Net realized and unrealized gain	$11,998,198	$100,137,837

Net increase in net assets from operations	$19,933,260	$188,576,215

18	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Statements of Changes in Net Assets

	Six Months Ended March 31, 2014 (Unaudited)
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$7,935,062	$88,438,378
Net realized gain (loss) from investment transactions and financial futures contracts	(1,168,904)	19,752,211
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	13,167,102	80,385,626
Net increase in net assets from operations	$19,933,260	$188,576,215
Distributions to shareholders —
From net investment income
Class A	$(4,913,399)	$(52,675,039)
Class B	(45,517)	(1,173,666)
Class C	(736,327)	(14,131,701)
Class I	(2,215,897)	(22,256,427)
Total distributions to shareholders	$(7,911,140)	$(90,236,833)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,966,962	$91,749,066
Class B	90,495	287,688
Class C	2,652,607	26,804,107
Class I	4,053,740	137,931,499
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,298,290	44,034,928
Class B	33,374	967,246
Class C	555,657	10,707,254
Class I	1,618,595	19,463,091
Cost of shares redeemed
Class A	(33,898,708)	(315,610,568)
Class B	(432,218)	(8,063,223)
Class C	(6,911,005)	(113,026,289)
Class I	(17,069,963)	(587,686,965)
Net asset value of shares exchanged
Class A	563,553	5,667,013
Class B	(563,553)	(5,667,013)
Net decrease in net assets from Fund share transactions	$(31,042,174)	$(692,442,166)

Net decrease in net assets	$(19,020,054)	$(594,102,784)

Net Assets
At beginning of period	$367,775,527	$3,856,754,221
At end of period	$348,755,473	$3,262,651,437

Accumulated undistributed net investment income included in net assets
At end of period	$1,562,557	$9,158,447

19	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2013
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$18,804,549	$220,418,908
Net realized gain (loss) from investment transactions and financial futures contracts	2,684,510	(55,605,725)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(46,601,285)	(432,465,610)
Net decrease in net assets from operations	$(25,112,226)	$(267,652,427)
Distributions to shareholders —
From net investment income
Class A	$(11,586,838)	$(124,978,397)
Class B	(141,200)	(3,299,435)
Class C	(1,727,840)	(34,910,941)
Class I	(5,196,706)	(56,609,744)
Total distributions to shareholders	$(18,652,584)	$(219,798,517)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$32,542,930	$319,130,862
Class B	110,033	1,005,784
Class C	7,723,182	72,182,129
Class I	35,873,736	508,215,956
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,065,653	102,663,228
Class B	105,774	2,639,049
Class C	1,241,793	25,495,575
Class I	3,618,600	48,089,138
Cost of shares redeemed
Class A	(86,368,611)	(1,013,790,449)
Class B	(869,626)	(24,043,341)
Class C	(13,190,948)	(306,962,890)
Class I	(53,834,097)	(592,809,672)
Net asset value of shares exchanged
Class A	1,330,566	16,194,292
Class B	(1,330,566)	(16,194,292)
Net decrease in net assets from Fund share transactions	$(62,981,581)	$(858,184,631)

Net decrease in net assets	$(106,746,391)	$(1,345,635,575)

Net Assets
At beginning of year	$474,521,918	$5,202,389,796
At end of year	$367,775,527	$3,856,754,221

Accumulated undistributed net investment income included in net assets
At end of year	$1,538,635	$10,956,902

20	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2014
Cash Flows From Operating Activities	AMT-Free Fund	National Fund
Net increase in net assets from operations	$19,933,260	$188,576,215
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(33,278,686)	(676,876,581)
Investments sold	86,333,295	1,607,846,930
Net amortization/accretion of premium (discount)	(1,211,394)	(14,341,087)
Decrease (increase) in restricted cash	25,000	(6,000,000)
Decrease in interest receivable	369,392	10,360,442
Increase in receivable for variation margin on open financial futures contracts	(72,188)	(937,501)
Decrease in payable for variation margin on open financial futures contracts	(3,859)	(581,783)
Decrease in payable to affiliate for investment adviser fee	(5,859)	(108,001)
Decrease in payable to affiliate for distribution and service fees	(1,542)	(31,168)
Decrease in interest expense and fees payable	(13,920)	(609,110)
Decrease in accrued expenses	(57,347)	(184,664)
Net change in unrealized (appreciation) depreciation from investments	(12,330,417)	(84,213,754)
Net realized gain from investments	(256,420)	(24,406,982)
Net cash provided by operating activities	$59,429,315	$998,492,956

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$20,711,638	$267,507,121
Fund shares redeemed	(58,624,608)	(1,033,798,753)
Distributions paid, net of reinvestments	(1,432,762)	(15,542,658)
Proceeds from secured borrowings	—	57,450,000
Repayment of secured borrowings	(6,910,000)	(233,120,000)
Net cash used in financing activities	$(46,255,732)	$(957,504,290)

Net increase in cash	$13,173,583	$40,988,666

Cash at beginning of period	$4,521,606	$34,066,802

Cash at end of period	$17,695,189	$75,055,468

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$6,505,916	$75,172,519
Cash paid for interest and fees	169,782	2,297,173

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013	Nine Months Ended September 30, 2012(1)		Year Ended December 31,
						2011	2010	2009	2008
Net asset value — Beginning of period	$8.670		$9.600	$8.840		$8.320	$8.800	$7.030	$9.590

Income (Loss) From Operations
Net investment income(2)	$0.200		$0.400	$0.296		$0.437	$0.436	$0.429	$0.421
Net realized and unrealized gain (loss)	0.319		(0.934)	0.758		0.505	(0.487)	1.763	(2.569)

Total income (loss) from operations	$0.519		$(0.534)	$1.054		$0.942	$(0.051)	$2.192	$(2.148)

Less Distributions
From net investment income	$(0.199)		$(0.396)	$(0.294)		$(0.422)	$(0.429)	$(0.422)	$(0.412)

Total distributions	$(0.199)		$(0.396)	$(0.294)		$(0.422)	$(0.429)	$(0.422)	$(0.412)

Net asset value — End of period	$8.990		$8.670	$9.600		$8.840	$8.320	$8.800	$7.030

Total Return(3)	6.06	%(4)	(5.75)%	12.06	%(4)	11.68%	(0.79)%	31.71%	(23.07)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$216,883		$224,506	$293,544		$299,566	$345,914	$464,221	$454,906
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.84	%(5)	0.83%	0.84	%(5)	0.85%	0.83%	0.84%	0.81%
Interest and fee expense(6)	0.09	%(5)	0.11%	0.11	%(5)	0.12%	0.13%	0.11%	0.32%
Total expenses before custodian fee reduction	0.93	%(5)	0.94%	0.95	%(5)	0.97%	0.96%	0.95%	1.13%
Expenses after custodian fee reduction excluding interest and fees	0.84	%(5)	0.83%	0.84	%(5)	0.85%	0.83%	0.84%	0.80%
Net investment income	4.58	%(5)	4.26%	4.24	%(5)	5.19%	4.90%	5.20%	4.80%
Portfolio Turnover	10	%(4)	31%	26	%(4)	20%	15%	46%	73%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	AMT-Free Fund — Class B
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013	Nine Months Ended September 30, 2012(1)		Year Ended December 31,
						2011	2010	2009	2008
Net asset value — Beginning of period	$8.620		$9.540	$8.780		$8.270	$8.740	$6.980	$9.530

Income (Loss) From Operations
Net investment income(2)	$0.166		$0.326	$0.242		$0.372	$0.368	$0.365	$0.353
Net realized and unrealized gain (loss)	0.309		(0.922)	0.758		0.495	(0.477)	1.755	(2.562)

Total income (loss) from operations	$0.475		$(0.596)	$1.000		$0.867	$(0.109)	$2.120	$(2.209)

Less Distributions
From net investment income	$(0.165)		$(0.324)	$(0.240)		$(0.357)	$(0.361)	$(0.360)	$(0.341)

Total distributions	$(0.165)		$(0.324)	$(0.240)		$(0.357)	$(0.361)	$(0.360)	$(0.341)

Net asset value — End of period	$8.930		$8.620	$9.540		$8.780	$8.270	$8.740	$6.980

Total Return(3)	5.57	%(4)	(6.42)%	11.50	%(4)	10.76%	(1.43)%	30.80%	(23.75)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,098		$2,893	$5,236		$7,771	$13,078	$19,252	$21,293
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.60	%(5)	1.58%	1.59	%(5)	1.61%	1.58%	1.59%	1.56%
Interest and fee expense(6)	0.09	%(5)	0.11%	0.11	%(5)	0.12%	0.13%	0.11%	0.32%
Total expenses before custodian fee reduction	1.69	%(5)	1.69%	1.70	%(5)	1.73%	1.71%	1.70%	1.88%
Expenses after custodian fee reduction excluding interest and fees	1.60	%(5)	1.58%	1.59	%(5)	1.61%	1.58%	1.59%	1.55%
Net investment income	3.84	%(5)	3.49%	3.50	%(5)	4.46%	4.16%	4.47%	4.02%
Portfolio Turnover	10	%(4)	31%	26	%(4)	20%	15%	46%	73%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013	Nine Months Ended September 30, 2012(1)		Year Ended December 31,
						2011	2010	2009	2008
Net asset value — Beginning of period	$8.620		$9.550	$8.790		$8.280	$8.750	$6.990	$9.540

Income (Loss) From Operations
Net investment income(2)	$0.166		$0.327	$0.242		$0.371	$0.367	$0.365	$0.352
Net realized and unrealized gain (loss)	0.319		(0.933)	0.758		0.496	(0.475)	1.755	(2.561)

Total income (loss) from operations	$0.485		$(0.606)	$1.000		$0.867	$(0.108)	$2.120	$(2.209)

Less Distributions
From net investment income	$(0.165)		$(0.324)	$(0.240)		$(0.357)	$(0.362)	$(0.360)	$(0.341)

Total distributions	$(0.165)		$(0.324)	$(0.240)		$(0.357)	$(0.362)	$(0.360)	$(0.341)

Net asset value — End of period	$8.940		$8.620	$9.550		$8.790	$8.280	$8.750	$6.990

Total Return(3)	5.69	%(4)	(6.51)%	11.49	%(4)	10.76%	(1.42)%	30.76%	(23.73)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,456		$40,823	$50,099		$43,863	$50,369	$56,641	$47,494
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.59	%(5)	1.58%	1.59	%(5)	1.61%	1.57%	1.59%	1.56%
Interest and fee expense(6)	0.09	%(5)	0.11%	0.11	%(5)	0.12%	0.13%	0.11%	0.32%
Total expenses before custodian fee reduction	1.68	%(5)	1.69%	1.70	%(5)	1.73%	1.70%	1.70%	1.88%
Expenses after custodian fee reduction excluding interest and fees	1.59	%(5)	1.58%	1.59	%(5)	1.61%	1.57%	1.59%	1.55%
Net investment income	3.83	%(5)	3.52%	3.48	%(5)	4.42%	4.14%	4.44%	4.06%
Portfolio Turnover	10	%(4)	31%	26	%(4)	20%	15%	46%	73%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013	Nine Months Ended September 30, 2012(1)		Year Ended December 31,
						2011	2010	2009	2008
Net asset value — Beginning of period	$9.470		$10.480	$9.660		$9.090	$9.610	$7.670	$10.480

Income (Loss) From Operations
Net investment income(2)	$0.230		$0.463	$0.341		$0.500	$0.500	$0.491	$0.484
Net realized and unrealized gain (loss)	0.339		(1.015)	0.819		0.554	(0.528)	1.932	(2.817)

Total income (loss) from operations	$0.569		$(0.552)	$1.160		$1.054	$(0.028)	$2.423	$(2.333)

Less Distributions
From net investment income	$(0.229)		$(0.458)	$(0.340)		$(0.484)	$(0.492)	$(0.483)	$(0.477)

Total distributions	$(0.229)		$(0.458)	$(0.340)		$(0.484)	$(0.492)	$(0.483)	$(0.477)

Net asset value — End of period	$9.810		$9.470	$10.480		$9.660	$9.090	$9.610	$7.670

Total Return(3)	6.09	%(4)	(5.46)%	12.27	%(4)	11.87%	(0.50)%	31.98%	(22.88)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$91,318		$99,553	$125,642		$101,762	$130,202	$196,069	$123,810
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.59	%(5)	0.58%	0.59	%(5)	0.60%	0.57%	0.59%	0.56%
Interest and fee expense(6)	0.09	%(5)	0.11%	0.11	%(5)	0.12%	0.13%	0.11%	0.32%
Total expenses before custodian fee reduction	0.68	%(5)	0.69%	0.70	%(5)	0.72%	0.70%	0.70%	0.88%
Expenses after custodian fee reduction excluding interest and fees	0.59	%(5)	0.58%	0.59	%(5)	0.60%	0.57%	0.59%	0.55%
Net investment income	4.83	%(5)	4.52%	4.48	%(5)	5.42%	5.14%	5.43%	5.02%
Portfolio Turnover	10	%(4)	31%	26	%(4)	20%	15%	46%	73%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.170		$10.200	$9.360	$10.020	$10.040	$9.060

Income (Loss) From Operations
Net investment income(1)	$0.234		$0.468	$0.477	$0.549	$0.527	$0.527
Net realized and unrealized gain (loss)	0.295		(1.032)	0.842	(0.682)	(0.022)	0.984

Total income (loss) from operations	$0.529		$(0.564)	$1.319	$(0.133)	$0.505	$1.511

Less Distributions
From net investment income	$(0.239)		$(0.466)	$(0.479)	$(0.527)	$(0.525)	$(0.531)

Total distributions	$(0.239)		$(0.466)	$(0.479)	$(0.527)	$(0.525)	$(0.531)

Net asset value — End of period	$9.460		$9.170	$10.200	$9.360	$10.020	$10.040

Total Return(2)	5.85	%(3)	(5.77)%	14.42%	(1.00)%	5.36%	17.97%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,020,379		$2,134,502	$2,975,655	$2,872,630	$3,971,060	$4,811,295
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.71	%(4)	0.66%	0.67%	0.69%	0.67%	0.70%
Interest and fee expense(6)	0.10	%(4)	0.11%	0.11%	0.13%	0.13%	0.23%
Total expenses(5)	0.81	%(4)	0.77%	0.78%	0.82%	0.80%	0.93%
Net investment income	5.09	%(4)	4.67%	4.88%	6.04%	5.45%	6.22%
Portfolio Turnover	16	%(3)	74%	59%	18%	20%	46%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	National Fund — Class B
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.170		$10.200	$9.360	$10.020	$10.050	$9.060

Income (Loss) From Operations
Net investment income(1)	$0.200		$0.392	$0.405	$0.480	$0.455	$0.464
Net realized and unrealized gain (loss)	0.294		(1.031)	0.840	(0.681)	(0.029)	0.992

Total income (loss) from operations	$0.494		$(0.639)	$1.245	$(0.201)	$0.426	$1.456

Less Distributions
From net investment income	$(0.204)		$(0.391)	$(0.405)	$(0.459)	$(0.456)	$(0.466)

Total distributions	$(0.204)		$(0.391)	$(0.405)	$(0.459)	$(0.456)	$(0.466)

Net asset value — End of period	$9.460		$9.170	$10.200	$9.360	$10.020	$10.050

Total Return(2)	5.46	%(3)	(6.47)%	13.57%	(1.73)%	4.51%	17.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,264		$59,244	$103,613	$122,288	$160,946	$179,657
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.46	%(4)	1.41%	1.42%	1.44%	1.42%	1.45%
Interest and fee expense(6)	0.10	%(4)	0.11%	0.11%	0.13%	0.13%	0.23%
Total expenses(5)	1.56	%(4)	1.52%	1.53%	1.57%	1.55%	1.68%
Net investment income	4.35	%(4)	3.90%	4.15%	5.29%	4.70%	5.48%
Portfolio Turnover	16	%(3)	74%	59%	18%	20%	46%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.170		$10.200	$9.360	$10.020	$10.050	$9.060

Income (Loss) From Operations
Net investment income(1)	$0.200		$0.392	$0.404	$0.481	$0.455	$0.464
Net realized and unrealized gain (loss)	0.294		(1.031)	0.841	(0.682)	(0.029)	0.992

Total income (loss) from operations	$0.494		$(0.639)	$1.245	$(0.201)	$0.426	$1.456

Less Distributions
From net investment income	$(0.204)		$(0.391)	$(0.405)	$(0.459)	$(0.456)	$(0.466)

Total distributions	$(0.204)		$(0.391)	$(0.405)	$(0.459)	$(0.456)	$(0.466)

Net asset value — End of period	$9.460		$9.170	$10.200	$9.360	$10.020	$10.050

Total Return(2)	5.46	%(3)	(6.47)%	13.58%	(1.74)%	4.51%	17.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$624,029		$681,072	$980,799	$932,773	$1,281,278	$1,367,785
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.46	%(4)	1.41%	1.42%	1.44%	1.42%	1.45%
Interest and fee expense(6)	0.10	%(4)	0.11%	0.11%	0.13%	0.13%	0.23%
Total expenses(5)	1.56	%(4)	1.52%	1.53%	1.57%	1.55%	1.68%
Net investment income	4.35	%(4)	3.92%	4.13%	5.29%	4.70%	5.46%
Portfolio Turnover	16	%(3)	74%	59%	18%	20%	46%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.180		$10.200	$9.360	$10.020	$10.040	$9.060

Income (Loss) From Operations
Net investment income(1)	$0.248		$0.492	$0.499	$0.565	$0.552	$0.550
Net realized and unrealized gain (loss)	0.282		(1.021)	0.844	(0.675)	(0.024)	0.983

Total income (loss) from operations	$0.530		$(0.529)	$1.343	$(0.110)	$0.528	$1.533

Less Distributions
From net investment income	$(0.250)		$(0.491)	$(0.503)	$(0.550)	$(0.548)	$(0.553)

Total distributions	$(0.250)		$(0.491)	$(0.503)	$(0.550)	$(0.548)	$(0.553)

Net asset value — End of period	$9.460		$9.180	$10.200	$9.360	$10.020	$10.040

Total Return(2)	5.86	%(3)	(5.43)%	14.71%	(0.75)%	5.61%	18.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$569,980		$981,936	$1,142,323	$796,970	$522,370	$217,630
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.46	%(4)	0.41%	0.42%	0.43%	0.42%	0.44%
Interest and fee expense(6)	0.10	%(4)	0.11%	0.11%	0.13%	0.13%	0.23%
Total expenses(5)	0.56	%(4)	0.52%	0.53%	0.56%	0.55%	0.67%
Net investment income	5.41	%(4)	4.93%	5.09%	6.23%	5.70%	6.47%
Portfolio Turnover	16	%(3)	74%	59%	18%	20%	46%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2013, the Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to

30

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2014	$—	$390,519
September 30, 2015	12,777,842	1,392,026
September 30, 2016	23,678,685	52,850,319
September 30, 2017	55,876,213	9,883,906
September 30, 2018	10,549,691	792,861,604
September 30, 2019	—	56,374,590

Total capital loss carryforward	$102,882,431	$913,752,964

Deferred capital losses	$36,783,186	$421,618,896

As of March 31, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value

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Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

hierarchy (see Note 11) at March 31, 2014. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2014, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$46,685,000	$441,355,000
Interest Rate or Range of Interest Rates (%)	0.06 - 0.07	0.06 - 0.26
Collateral for Floating Rate Notes Outstanding	$73,087,238	$644,638,827

For the six months ended March 31, 2014, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$50,846,264	$541,388,187
Average Interest Rate	0.61%	0.63%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2014.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

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Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to March 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the six months ended March 31, 2014, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$805,720	$6,519,228
Effective Annual Rate	0.46%	0.37%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and

33

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2014 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$2,590	$26,832
EVD’s Class A Sales Charges	$7,085	$78,252

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2014 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$269,092	$2,535,023

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2014, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$8,950	$198,084
Class C Distribution Fees	$144,727	$2,384,285

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2014 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$2,983	$66,028
Class C Service Fees	$48,242	$794,762

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at

34

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended March 31, 2014, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$1,000	$54,000
Class B	$3,000	$49,000
Class C	$2,000	$22,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2014 were as follows:

	AMT-Free Fund	National Fund

Purchases	$37,987,255	$638,697,780
Sales	$85,572,630	$1,647,543,353

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
Class A	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	1,594,080	3,405,698
Issued to shareholders electing to receive payments of distributions in Fund shares	489,014	1,082,007
Redemptions	(3,897,676)	(9,322,342)
Exchange from Class B shares	64,635	140,237

Net decrease	(1,749,947)	(4,694,400)

Class B	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	10,469	11,525
Issued to shareholders electing to receive payments of distributions in Fund shares	3,827	11,397
Redemptions	(50,022)	(95,114)
Exchange to Class A shares	(65,041)	(141,123)

Net decrease	(100,767)	(213,315)

35

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	304,399	809,123
Issued to shareholders electing to receive payments of distributions in Fund shares	63,566	134,585
Redemptions	(797,699)	(1,458,729)

Net decrease	(429,734)	(515,021)

Class I	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	424,009	3,433,940
Issued to shareholders electing to receive payments of distributions in Fund shares	168,637	356,856
Redemptions	(1,797,761)	(5,265,927)

Net decrease	(1,205,115)	(1,475,131)

National Fund
Class A	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	9,959,699	32,042,158
Issued to shareholders electing to receive payments of distributions in Fund shares	4,754,264	10,357,719
Redemptions	(34,395,636)	(103,145,637)
Exchange from Class B shares	613,873	1,619,016

Net decrease	(19,067,800)	(59,126,744)

Class B	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	30,947	100,073
Issued to shareholders electing to receive payments of distributions in Fund shares	104,501	265,665
Redemptions	(876,951)	(2,449,635)
Exchange to Class A shares	(613,918)	(1,618,985)

Net decrease	(1,355,421)	(3,702,882)

36

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	2,908,678	7,152,788
Issued to shareholders electing to receive payments of distributions in Fund shares	1,156,164	2,573,627
Redemptions	(12,329,643)	(31,665,464)

Net decrease	(8,264,801)	(21,939,049)

Class I	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	14,995,512	50,855,583
Issued to shareholders electing to receive payments of distributions in Fund shares	2,106,548	4,860,784
Redemptions	(63,853,951)	(60,698,403)

Net decrease	(46,751,891)	(4,982,036)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$301,447,829	$2,932,047,381

Gross unrealized appreciation	$33,279,938	$264,149,443
Gross unrealized depreciation	(2,807,238)	(115,377,764)

Net unrealized appreciation	$30,472,700	$148,771,679

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2014.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

37

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at March 31, 2014 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

AMT-Free	6/14	245 U.S. 10-Year Treasury Note	Short	$(30,360,411)	$(30,257,500)	$102,911
	6/14	182 U.S. Long Treasury Bond	Short	(23,877,214)	(24,245,813)	(368,599)
National	6/14	3,000 U.S. Long Treasury Bond	Short	$(393,580,446)	$(399,656,250)	$(6,075,804)

At March 31, 2014, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2014 were as follows:

	AMT-Free Fund		National Fund

Asset Derivative:
Futures Contracts	$102,911	(1)	$—

Total	$102,911		$—

Liability Derivative:
Futures Contracts	$(368,599	)(1)	$(6,075,804	)(1)

Total	$(368,599)		$(6,075,804)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2014 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(1,425,324	)(1)	$(4,654,771	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$836,685	(2)	$(3,828,128	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

38

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2014, which are indicative of the volume of this derivative type, were approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Amount:
Futures Contracts	$44,986,000	$300,000,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$378,605,529	$—	$378,605,529

Total Investments	$—	$378,605,529	$—	$378,605,529

Futures Contracts	$102,911	$—	$—	$102,911

Total	$102,911	$378,605,529	$—	$378,708,440

Liability Description

Futures Contracts	$(368,599)	$—	$—	$(368,599)

Total	$(368,599)	$—	$—	$(368,599)

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$3,552,674,060	$—	$3,552,674,060
Taxable Municipal Securities	—	0	—	0

Total Investments	$—	$3,552,674,060	$—	$3,552,674,060

Liability Description

Futures Contracts	$(6,075,804)	$—	$—	$(6,075,804)

Total	$(6,075,804)	$—	$—	$(6,075,804)

39

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

The Funds held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

12  Plan of Reorganization

In December 2013, the Trustees of National Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby National Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund and Eaton Vance Tennessee Municipal Income Fund (collectively, the Acquired Funds) in exchange for shares of National Fund. The proposed reorganization was approved by the shareholders of each Acquired Fund on May 9, 2014. Subject to the satisfaction of the conditions of the Agreement, the transaction is expected to occur no later than June 30, 2014.

40

Eaton Vance

Municipal Income Funds

March 31, 2014

Officers and Trustees

Officers of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

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Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714 3.31.14

Eaton Vance

Municipals Trust

Semiannual Report

March 31, 2014

California    •    Massachusetts    •     New York    •    Ohio

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2014

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

California Municipal Income Fund	2
Massachusetts Municipal Income Fund	3
New York Municipal Income Fund	4
Ohio Municipal Income Fund	5

Endnotes and Additional Disclosures	6

Fund Expenses	7

Financial Statements	10

Officers and Trustees	51

Important Notices	52

Eaton Vance

California Municipal Income Fund

March 31, 2014

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/27/1994	12/19/1985	5.35%	–0.39%	7.19%	3.66%
Class A with 4.75% Maximum Sales Charge	—	—	0.33	–5.17	6.16	3.16
Class C at NAV	08/31/2004	12/19/1985	4.89	–1.27	6.39	2.90
Class C with 1% Maximum Sales Charge	—	—	3.89	–2.23	6.39	2.90
Class I at NAV	03/03/2008	12/19/1985	5.48	–0.14	7.45	3.83
Barclays Municipal Bond Index	—	—	3.65%	0.39%	5.71%	4.45%
Barclays 20 Year Municipal Bond Index	—	—	5.34	0.14	7.34	5.15

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.88%	1.63%	0.63%
Net				0.84	1.59	0.59

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				4.02%	3.25%	4.27%
Taxable-Equivalent Distribution Rate				8.19	6.62	8.70
SEC 30-day Yield				2.81	2.20	3.20
Taxable-Equivalent SEC 30-day Yield				5.73	4.48	6.52

% Total Leverage[5]
Residual Interest Bond (RIB)						6.39%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	9.2%	BBB	9.0%
AA	52.4	BB	0.6
A	24.1	Not Rated	4.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2014

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	5.63%	–0.91%	7.80%	3.58%
Class A with 4.75% Maximum Sales Charge	—	—	0.58	–5.58	6.75	3.08
Class C at NAV	05/02/2006	04/18/1991	5.24	–1.65	6.97	2.82
Class C with 1% Maximum Sales Charge	—	—	4.24	–2.60	6.97	2.82
Class I at NAV	06/17/1993	04/18/1991	5.74	–0.60	8.01	3.82
Barclays Municipal Bond Index	—	—	3.65%	0.39%	5.71%	4.45%
Barclays 20 Year Municipal Bond Index	—	—	5.34	0.14	7.34	5.15

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.81%	1.56%	0.61%
Net				0.74	1.49	0.54

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				4.22%	3.46%	4.45%
Taxable-Equivalent Distribution Rate				7.86	6.45	8.29
SEC 30-day Yield				2.68	2.07	3.01
Taxable-Equivalent SEC 30-day Yield				4.99	3.86	5.61

% Total Leverage[5]
RIB						7.04%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	31.1%	BB	1.5%
AA	51.4	B	2.3
A	4.9	Not Rated	2.6
BBB	6.2

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Income Fund

March 31, 2014

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/15/1994	08/30/1990	5.47%	–0.29%	8.56%	3.79%
Class A with 4.75% Maximum Sales Charge	—	—	0.50	–5.01	7.50	3.28
Class B at NAV	08/30/1990	08/30/1990	5.07	–1.03	7.76	3.05
Class B with 5% Maximum Sales Charge	—	—	0.07	–5.82	7.46	3.05
Class C at NAV	09/30/2003	08/30/1990	4.97	–1.04	7.74	3.03
Class C with 1% Maximum Sales Charge	—	—	3.97	–1.99	7.74	3.03
Class I at NAV	03/03/2008	08/30/1990	5.57	–0.10	8.80	3.91
Barclays Municipal Bond Index	—	—	3.65%	0.39%	5.71%	4.45%
Barclays 20 Year Municipal Bond Index	—	—	5.34	0.14	7.34	5.15

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.82%	1.57%	1.57%	0.62%
Net			0.75	1.50	1.50	0.55

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.16%	3.39%	3.40%	4.36%
Taxable-Equivalent Distribution Rate			8.06	6.57	6.59	8.45
SEC 30-day Yield			2.72	2.12	2.12	3.06
Taxable-Equivalent SEC 30-day Yield			5.27	4.11	4.11	5.93

% Total Leverage[5]
RIB						8.49%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	14.9%	BBB	7.4%
AA	43.4	BB	3.6
A	24.0	Not Rated	6.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

4

Eaton Vance

Ohio Municipal Income Fund

March 31, 2014

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	5.91%	–0.08%	6.44%	3.98%
Class A with 4.75% Maximum Sales Charge	—	—	0.87	–4.79	5.41	3.47
Class C at NAV	02/03/2006	04/18/1991	5.40	–0.93	5.68	3.22
Class C with 1% Maximum Sales Charge	—	—	4.40	–1.89	5.68	3.22
Class I at NAV	08/03/2010	04/18/1991	5.89	0.01	6.58	4.05
Barclays Municipal Bond Index	—	—	3.65%	0.39%	5.71%	4.45%
Barclays 20 Year Municipal Bond Index	—	—	5.34	0.14	7.34	5.15

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.77%	1.52%	0.57%
Net				0.74	1.49	0.54

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				4.19%	3.43%	4.40%
Taxable-Equivalent Distribution Rate				7.82	6.41	8.22
SEC 30-day Yield				2.89	2.28	3.23
Taxable-Equivalent SEC 30-day Yield				5.40	4.26	6.03

% Total Leverage[5]
RIB						8.79%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	6.8%	BB	0.2%
AA	68.8	B	2.1
A	15.9	Not Rated	3.8
BBB	2.4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

5

Eaton Vance

Municipal Income Funds

March 31, 2014

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. For the California Municipal Income Fund, Massachusetts Municipal Income Fund and Ohio Municipal Income Fund, Class B shares were converted into another share class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective March 3, 2014, the Ohio Municipal Income Fund is managed by Cynthia J. Clemson.

6

Eaton Vance

Municipal Income Funds

March 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 – March 31, 2014).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Income Fund

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 – 3/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,053.50	$4.51	0.88%
Class C	$1,000.00	$1,048.90	$8.33	1.63%
Class I	$1,000.00	$1,054.80	$3.28	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.43	0.88%
Class C	$1,000.00	$1,016.80	$8.20	1.63%
Class I	$1,000.00	$1,021.70	$3.23	0.64%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2013.

7

Eaton Vance

Municipal Income Funds

March 31, 2014

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 – 3/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,056.30	$4.05	0.79%
Class C	$1,000.00	$1,052.40	$7.88	1.54%
Class I	$1,000.00	$1,057.40	$3.03	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.98	0.79%
Class C	$1,000.00	$1,017.30	$7.75	1.54%
Class I	$1,000.00	$1,022.00	$2.97	0.59%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2013.

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 – 3/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,054.70	$4.05	0.79%
Class B	$1,000.00	$1,050.70	$7.87	1.54%
Class C	$1,000.00	$1,049.70	$7.87	1.54%
Class I	$1,000.00	$1,055.70	$3.02	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.98	0.79%
Class B	$1,000.00	$1,017.30	$7.75	1.54%
Class C	$1,000.00	$1,017.30	$7.75	1.54%
Class I	$1,000.00	$1,022.00	$2.97	0.59%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2013.

8

Eaton Vance

Municipal Income Funds

March 31, 2014

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 – 3/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,059.10	$3.95	0.77%
Class C	$1,000.00	$1,054.00	$7.78	1.52%
Class I	$1,000.00	$1,058.90	$2.98	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.88	0.77%
Class C	$1,000.00	$1,017.40	$7.65	1.52%
Class I	$1,000.00	$1,022.00	$2.92	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2013.

9

Eaton Vance

California Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 105.1%

Security	Principal Amount (000’s omitted)	Value

Education — 13.2%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,000	$2,099,800
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	1,000	1,116,760
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	236,530
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	406,568
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,059,349
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,840	2,848,122
California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,500	3,065,350
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	2,024,087
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	479,660
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	318,862
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	865	960,937
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,011,560
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,056,346
California State University, 5.25%, 11/1/31	1,465	1,632,874

		$20,316,805

Electric Utilities — 12.1%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$1,021,374
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,725	2,895,476
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/25	1,780	1,969,196
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,010	1,103,142
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,188,989
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,619,911
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,170,167
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,334,442
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,170	2,387,955

		$18,690,652

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 2.7%
San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$5,765	$4,081,851

		$4,081,851

General Obligations — 15.1%
California, 5.00%, 2/1/31	$820	$902,582
California, 5.50%, 11/1/35	2,500	2,847,575
California, 6.00%, 4/1/38	1,000	1,164,310
Old Adobe Union School District, (Election of 2012), 5.25%, 8/1/38	1,000	1,104,450
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	5,200	5,616,416
San Bernardino Community College District, 5.00%, 8/1/29	4,060	4,539,445
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,133,670
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	5,400	5,960,088

		$23,268,536

Hospital — 13.0%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$875	$897,549
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	1,855	2,123,845
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	2,500	2,643,200
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	778,769
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,102,437
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/27	250	278,247
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,608,345
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,708,890
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,514,020
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	533,755
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,705	1,767,949
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,001,510
Washington Township Health Care District, 5.00%, 7/1/25	750	792,772
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,280,536

		$20,031,824

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 1.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$265	$278,065
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,700	1,764,974

		$2,043,039

Insured – Education — 1.1%
California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$2,000	$1,661,820

		$1,661,820

Insured – Electric Utilities — 1.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$2,000	$1,838,960

		$1,838,960

Insured – Lease Revenue / Certificates of Participation — 3.4%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$9,530	$4,089,799
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,200	1,140,756

		$5,230,555

Insured – Special Tax Revenue — 3.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$892,562
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	3,925	4,211,643

		$5,104,205

Insured – Transportation — 3.3%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,062,846
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,605	1,640,503
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,418,613

		$5,121,962

Lease Revenue / Certificates of Participation — 1.8%
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	$3,205	$2,767,453

		$2,767,453

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	$515	$524,368

		$524,368

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 3.5%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$670,688
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/28	1,655	1,715,275
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	250	246,720
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	1,000	920,820
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	1,000	1,117,830
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	747,561

		$5,418,894

Special Tax Revenue — 14.0%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$805	$865,335
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	415	420,117
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	644,830
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,570	1,733,123
Corona Public Financing Authority, 5.80%, 9/1/20	1,675	1,690,695
Fairfield, Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	490	513,667
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	260	292,469
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	579,467
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	285,834
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	397,865
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	281,359
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	1,147,342
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,135	959,631
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	4,000	4,546,360
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,109,560
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985	991,117
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	562,812
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	843,138
Temecula Unified School District, 5.00%, 9/1/27	350	356,426
Temecula Unified School District, 5.00%, 9/1/37	535	538,665

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Torrance Redevelopment Agency, 5.625%, 9/1/28	$890	$890,320
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	1,025,010
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	900	900,783

		$21,575,925

Transportation — 11.5%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$4,005	$4,571,788
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	3,080	3,314,573
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	3,023,102
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	2,500	2,845,250
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,000,932

		$17,755,645

Water and Sewer — 4.2%
California Department of Water Resources, 5.00%, 12/1/29	$1,280	$1,433,651
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,246,940
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,841,750

		$6,522,341

Total Tax-Exempt Investments — 105.1% (identified cost $150,647,301)		$161,954,835

Other Assets, Less Liabilities — (5.1)%		$(7,790,743)

Net Assets — 100.0%		$154,164,092

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.5% to 5.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,914,661.

12	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 102.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 8.0%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,452,080
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,581,273
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	3,918,144

		$11,951,497

Education — 18.7%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$1,100	$1,181,961
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	1,105	1,127,233
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,114,092
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	4,937,480
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,629,100
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,486,700
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,000	5,568,150

		$28,044,716

Escrowed / Prerefunded — 1.9%
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,315	$1,478,757
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	1,335	1,404,180

		$2,882,937

General Obligations — 17.7%
Danvers, 5.25%, 7/1/36	$2,800	$3,091,396
Lexington, 4.00%, 2/1/22	1,315	1,487,607
Lexington, 4.00%, 2/1/23	1,095	1,240,646
Massachusetts, 5.00%, 12/1/31	5,000	5,641,800
Newton, 5.00%, 4/1/36	4,500	5,016,240
Plymouth, 5.00%, 5/1/26	710	800,248
Plymouth, 5.00%, 5/1/28	1,160	1,289,166
Plymouth, 5.00%, 5/1/31	1,090	1,194,978
Plymouth, 5.00%, 5/1/32	1,000	1,093,030
Wayland, 5.00%, 2/1/33	1,790	1,974,155
Wayland, 5.00%, 2/1/36	2,680	2,931,679
Winchester, 5.00%, 4/15/36	775	849,749

		$26,610,694

Security	Principal Amount (000’s omitted)	Value

Hospital — 8.4%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,174,525
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,259,499
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,128,529
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,317,054
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,320	3,322,258
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,654,919
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	780,825

		$12,637,609

Industrial Development Revenue — 1.4%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$2,200	$2,124,628

		$2,124,628

Insured – Education — 8.3%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,001,700
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	5,460	6,481,566

		$12,483,266

Insured – Escrowed / Prerefunded — 0.1%
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$175	$199,306

		$199,306

Insured – Hospital — 1.0%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,491,534

		$1,491,534

Insured – Special Tax Revenue — 7.5%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	$4,955	$5,916,765
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,380,350

		$11,297,115

13	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Student Loan — 2.6%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,515	$1,617,323
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	2,355	2,333,122

		$3,950,445

Insured – Transportation — 7.1%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,843,791
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	7,883,948

		$10,727,739

Other Revenue — 3.3%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,784,187
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,333,680
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,772,965

		$4,890,832

Senior Living / Life Care — 3.8%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,400	$1,358,742
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	525	555,293
Massachusetts Development Finance Agency, (North Hill Communities), 3.50%, 11/15/16	159	159,048
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	460	460,239
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	475	476,938
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	615	573,850
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	2,465	2,090,147

		$5,674,257

Special Tax Revenue — 6.5%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$425	$479,425
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	6,185	4,312,739
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	2,071,020

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	$1,240	$1,478,998
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,371,564

		$9,713,746

Transportation — 2.8%
Massachusetts Port Authority, 5.00%, 7/1/28	$3,750	$4,273,837

		$4,273,837

Water and Sewer — 3.8%
Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$3,155	$3,170,838
Boston Water and Sewer Commission, 5.00%, 11/1/29	1,505	1,704,684
Massachusetts Water Resources Authority, 5.25%, 12/1/15	855	899,263

		$5,774,785

Total Tax-Exempt Investments — 102.9% (identified cost $140,574,941)		$154,728,943

Other Assets, Less Liabilities — (2.9)%		$(4,416,199)

Net Assets — 100.0%		$150,312,744

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 25.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 10.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,841,566.

14	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.1%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,383,036
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	9,214,044

		$15,597,080

Cogeneration — 1.3%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,955	$3,932,971

		$3,932,971

Education — 22.8%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$1,950	$2,106,215
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,301,393
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	250	251,145
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	1,894,733
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,940,950
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	7,500	8,150,550
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,139,600
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,746,450
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	580	620,049
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	10,210,880
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,780	3,090,109
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,236,052
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	272,685
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,552,545
New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,000	2,338,720
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	5,912,555
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,016,521

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	$2,515	$2,607,904
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	1,948,151

		$69,337,207

Electric Utilities — 5.5%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,383,125
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,023,600
New York Power Authority, 5.00%, 11/15/31	1,000	1,102,720
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	3,755	3,774,488
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,255,920

		$16,539,853

General Obligations — 5.7%
New York, 5.00%, 12/15/30	$5,000	$5,579,350
New York City, 5.30%, 4/1/27	250	287,527
New York City, 5.375%, 4/1/36	5,000	5,678,700
New York City, 6.25%, 10/15/28	4,000	4,720,600
Saratoga County, 4.75%, 7/15/37	1,000	1,042,250

		$17,308,427

Health Care – Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	$145	$146,399

		$146,399

Hospital — 12.6%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$370	$408,265
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,745,937
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,090	2,092,905
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,250	4,435,088
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,005,820
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,813,810
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	3,155	3,252,079

15	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	$4,500	$4,917,870
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,435,038
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	2,834,217
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,751,870
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	695	695,549
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	4,165	3,642,959
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,150	3,317,990

		$38,349,397

Housing — 2.5%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,502,380
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	2,012,140
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,082,620

		$7,597,140

Industrial Development Revenue — 2.5%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$3,850	$4,347,535
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24	2,580	2,525,407
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	565	576,645

		$7,449,587

Insured – Education — 3.1%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$7,095,990
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,250	2,334,420

		$9,430,410

Insured – Electric Utilities — 1.6%
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	$4,250	$4,953,333

		$4,953,333

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 5.1%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$2,746,490
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	2,949,658
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	9,860,295

		$15,556,443

Insured – General Obligations — 1.7%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,139,731
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,044,871

		$5,184,602

Insured – Other Revenue — 2.7%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$4,973,235
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,194,042
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	1,938,203

		$8,105,480

Insured – Transportation — 0.9%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$2,695	$2,713,892

		$2,713,892

Insured – Water and Sewer — 0.8%
Nassau County Industrial Development Agency, (New York Water Service Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,554,367

		$2,554,367

Lease Revenue / Certificates of Participation — 4.2%
New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$12,722,454

		$12,722,454

Other Revenue — 5.3%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$10,395	$4,048,021

16	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	$1,260	$1,363,774
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,881,701
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,090,390
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,235,066
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,496,750

		$16,115,702

Senior Living / Life Care — 1.5%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$800	$800,104
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	753,055
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	314,339
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,558,531

		$4,426,029

Special Tax Revenue — 6.2%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,630	$1,258,034
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/32	1,445	621,321
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,758,823
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,372,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,628,655
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	5,500	6,204,330
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,065,544

		$18,908,707

Transportation — 10.8%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,524,884
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,800,893
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	1,993,075
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,362,235
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,450,566

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	$8,000	$8,693,360
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,864,625
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	10,022,850

		$32,712,488

Water and Sewer — 2.7%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$287,791
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	273,862
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	148,807
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	223,376
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	215,005
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	203,586
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	193,547
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,632,960
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,099,600
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	3,450	3,897,155

		$8,175,689

Total Tax-Exempt Investments — 104.7% (identified cost $289,471,103)		$317,817,657

Miscellaneous — 0.5%

Security	Units	Value

Real Estate — 0.5%
CMS Liquidating Trust(3)(4)(5)	400	$1,380,800

Total Miscellaneous — 0.5% (identified cost $1,280,000)		$1,380,800

Total Investments — 105.2% (identified cost $290,751,103)		$319,198,457

Other Assets, Less Liabilities — (5.2)%		$(15,642,904)

Net Assets — 100.0%		$303,555,553

17	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 15.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 6.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,597,155.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(4)	Non-income producing.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $1,380,800 or 0.5% of the Fund’s net assets.

18	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 103.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.7%
Cleveland-Cuyahoga County Port Authority, (Columbia National Group, Inc.), (AMT), 5.00%, 5/15/20	$455	$454,950
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	750	864,195
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,200,010
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	4,670	4,936,330

		$7,455,485

Education — 7.7%
Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,774,150
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	4,000	4,295,080
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	550	643,759
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,182,380
Ohio State University, 5.00%, 12/1/29	1,060	1,265,343
Wright State University, 5.00%, 5/1/31	1,000	1,062,710

		$12,223,422

Escrowed / Prerefunded — 1.3%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	$45	$55,767
Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	2,000	2,016,300

		$2,072,067

General Obligations — 2.1%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,143,020
Delaware City School District, 5.25%, 12/1/38	1,000	1,080,330
Highland Local School District, 5.50%, 12/1/36	1,000	1,125,540

		$3,348,890

Hospital — 12.0%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,566,399
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,626,825
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	993,453
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,292,475

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	$1,000	$1,120,970
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	393,581
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,283,576
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,524,141
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,633,305
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	482,355

		$18,917,080

Industrial Development Revenue — 2.1%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,356,366
Cleveland, (Continental Airlines), (AMT), 5.70%, 12/1/19	925	925,213

		$3,281,579

Insured – Education — 5.2%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,342,975
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,770	2,945,923
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,872,530

		$8,161,428

Insured – Electric Utilities — 9.5%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,300	$4,485,373
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,425,397
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,132,880
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,892,460
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,493,275
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	2,690,400
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	910,671

		$15,030,456

Insured – Escrowed / Prerefunded — 7.8%
Fairview Park, (NPFG), Prerefunded to 12/1/15, 5.00%, 12/1/25	$3,700	$3,991,338
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,680,555

19	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	$1,000	$1,058,370
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	926,458
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,371,479
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/21	1,745	1,918,645
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/30	1,255	1,379,885

		$12,326,730

Insured – General Obligations — 29.1%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,412,424
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	2,500	1,144,450
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(1)	7,500	8,966,625
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,525,179
Hamilton City School District, (AGM), 5.00%, 12/1/18	770	864,340
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	7,965,607
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,335,151
Pickerington Local School District, (NPFG), 0.00%, 12/1/16	1,500	1,465,785
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	5,912,700
Springboro Community City School District, (AGM), 5.25%, 12/1/32	2,915	3,435,357
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	7,973,519

		$46,001,137

Insured – Hospital — 2.0%
Lorain County, (Catholic Healthcare Partners), (AGM), 15.406%, 2/1/29(2)(3)(4)	$2,575	$3,155,302

		$3,155,302

Insured – Transportation — 9.0%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,228,535
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	7,000	8,465,520
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(5)	5,000	4,593,250

		$14,287,305

Lease Revenue / Certificates of Participation — 2.0%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,455	$1,610,496
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,624,920

		$3,235,416

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 4.0%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$4,700	$4,744,979
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,511,802

		$6,256,781

Senior Living / Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$606,570
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	971,336

		$1,577,906

Special Tax Revenue — 1.6%
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	$570	$655,118
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,068,348
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	675	737,694

		$2,461,160

Water and Sewer — 2.0%
Cincinnati Water System Authority, 4.50%, 12/1/23	$3,000	$3,150,181

		$3,150,181

Total Tax-Exempt Investments — 103.1% (identified cost $149,869,218)		$162,942,325

Other Assets, Less Liabilities — (3.1)%		$(4,885,138)

Net Assets — 100.0%		$158,057,187

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

20	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 60.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 27.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $3,155,302 or 2.0% of the Fund’s net assets.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at March 31, 2014.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,093,250.

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Statements of Assets and Liabilities (Unaudited)

	March 31, 2014
Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investments —
Identified cost	$150,647,301	$140,574,941	$290,751,103	$149,869,218
Unrealized appreciation	11,307,534	14,154,002	28,447,354	13,073,107
Investments, at value	$161,954,835	$154,728,943	$319,198,457	$162,942,325
Cash	$1,009,633	$4,770,961	$7,825,697	$282,160
Restricted cash*	180,000	336,000	576,000	382,000
Interest receivable	1,965,056	1,941,219	4,434,567	2,300,735
Receivable for Fund shares sold	332,828	303,456	1,571,356	112,587
Receivable for variation margin on open financial futures contracts	11,563	35,000	59,998	40,003
Total assets	$165,453,915	$162,115,579	$333,666,075	$166,059,810

Liabilities
Payable for floating rate notes issued	$10,520,000	$11,390,000	$28,150,000	$7,500,000
Payable for Fund shares redeemed	466,334	152,056	1,474,695	250,795
Distributions payable	145,167	113,575	181,000	96,391
Payable to affiliates:
Investment adviser fee	58,412	48,336	106,719	52,345
Distribution and service fees	35,701	33,706	77,191	38,041
Interest expense and fees payable	10,173	17,548	53,860	21,110
Accrued expenses	54,036	47,614	67,057	43,941
Total liabilities	$11,289,823	$11,802,835	$30,110,522	$8,002,623
Net Assets	$154,164,092	$150,312,744	$303,555,553	$158,057,187

Sources of Net Assets
Paid-in capital	$167,163,315	$171,559,207	$317,278,867	$172,921,280
Accumulated net realized loss	(24,680,554)	(35,532,080)	(42,223,561)	(27,616,612)
Accumulated undistributed (distributions in excess of) net investment income	399,226	358,445	441,744	(61,354)
Net unrealized appreciation	11,282,105	13,927,172	28,058,503	12,813,873
Net Assets	$154,164,092	$150,312,744	$303,555,553	$158,057,187

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2014
Class A Shares	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
Net Assets	$126,221,552	$113,877,805	$229,724,070	$133,607,333
Shares Outstanding	12,765,645	12,869,137	23,400,177	14,985,587
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.89	$8.85	$9.82	$8.92
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.38	$9.29	$10.31	$9.36

Class B Shares
Net Assets	$—	$—	$5,010,050	$—
Shares Outstanding	—	—	509,658	—
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$—	$9.83	$—

Class C Shares
Net Assets	$10,488,208	$18,051,287	$43,187,820	$19,267,659
Shares Outstanding	1,147,089	2,038,958	4,397,076	2,162,438
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.14	$8.85	$9.82	$8.91

Class I Shares
Net Assets	$17,454,332	$18,383,652	$25,633,613	$5,182,195
Shares Outstanding	1,763,630	2,077,886	2,611,255	580,919
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.90	$8.85	$9.82	$8.92

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2014
Investment Income	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
Interest	$3,960,202	$3,647,402	$7,466,323	$4,038,450
Total investment income	$3,960,202	$3,647,402	$7,466,323	$4,038,450

Expenses
Investment adviser fee	$353,609	$291,574	$616,266	$315,734
Distribution and service fees
Class A	158,703	114,298	223,682	135,154
Class B	—	—	25,165	—
Class C	50,776	86,249	194,379	93,612
Trustees’ fees and expenses	3,470	3,266	6,357	3,549
Custodian fee	22,604	21,571	34,034	21,664
Transfer and dividend disbursing agent fees	26,839	27,274	62,856	30,417
Legal and accounting services	39,091	34,337	28,497	28,746
Printing and postage	8,287	8,107	13,932	9,219
Registration fees	606	5,151	3,441	3,586
Interest expense and fees	34,459	36,396	90,699	35,916
Miscellaneous	11,012	11,756	13,190	10,549
Total expenses	$709,456	$639,979	$1,312,498	$688,146
Deduct —
Reduction of custodian fee	$318	$210	$1,042	$188
Total expense reductions	$318	$210	$1,042	$188

Net expenses	$709,138	$639,769	$1,311,456	$687,958

Net investment income	$3,251,064	$3,007,633	$6,154,867	$3,350,492

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,156,279	$268,907	$127,718	$996,267
Financial futures contracts	(303,313)	(269,445)	(461,905)	(366,746)
Net realized gain (loss)	$852,966	$(538)	$(334,187)	$629,521
Change in unrealized appreciation (depreciation) —
Investments	$3,760,578	$5,034,354	$9,728,779	$4,946,344
Financial futures contracts	214,177	(47,250)	(81,000)	8,913
Net change in unrealized appreciation (depreciation)	$3,974,755	$4,987,104	$9,647,779	$4,955,257

Net realized and unrealized gain	$4,827,721	$4,986,566	$9,313,592	$5,584,778

Net increase in net assets from operations	$8,078,785	$7,994,199	$15,468,459	$8,935,270

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Statements of Changes in Net Assets

	Six Months Ended March 31, 2014 (Unaudited)
Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$3,251,064	$3,007,633	$6,154,867	$3,350,492
Net realized gain (loss) from investment transactions and financial futures contracts	852,966	(538)	(334,187)	629,521
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,974,755	4,987,104	9,647,779	4,955,257
Net increase in net assets from operations	$8,078,785	$7,994,199	$15,468,459	$8,935,270
Distributions to shareholders —
From net investment income
Class A	$(2,605,180)	$(2,471,877)	$(4,774,654)	$(2,853,551)
Class B	—	—	(93,276)	—
Class C	(170,100)	(324,493)	(719,885)	(341,968)
Class I	(447,015)	(369,863)	(533,665)	(127,043)
Total distributions to shareholders	$(3,222,295)	$(3,166,233)	$(6,121,480)	$(3,322,562)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,765,095	$3,424,530	$15,914,254	$3,964,946
Class B	—	—	6,794	—
Class C	702,162	668,989	4,839,037	1,140,961
Class I	3,371,305	4,925,159	8,533,281	565,090
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,073,732	1,990,436	4,074,751	2,360,440
Class B	—	—	71,237	—
Class C	104,238	236,576	555,642	277,585
Class I	85,407	239,663	310,120	73,518
Cost of shares redeemed
Class A	(15,601,304)	(14,633,166)	(22,118,031)	(19,840,883)
Class B	—	—	(609,398)	—
Class C	(876,126)	(2,587,911)	(4,214,058)	(4,569,401)
Class I	(12,625,343)	(3,547,125)	(4,816,020)	(2,242,307)
Net asset value of shares exchanged
Class A	—	—	310,651	—
Class B	—	—	(310,651)	—
Net increase (decrease) in net assets from Fund share transactions	$(20,000,834)	$(9,282,849)	$2,547,609	$(18,270,051)

Net increase (decrease) in net assets	$(15,144,344)	$(4,454,883)	$11,894,588	$(12,657,343)

Net Assets
At beginning of period	$169,308,436	$154,767,627	$291,660,965	$170,714,530
At end of period	$154,164,092	$150,312,744	$303,555,553	$158,057,187

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$399,226	$358,445	$441,744	$(61,354)

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2013
Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$6,914,063	$6,604,596	$12,972,617	$7,812,559
Net realized gain (loss) from investment transactions and financial futures contracts	(42,534)	795,856	(2,170,083)	(707,901)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(15,625,055)	(17,339,560)	(25,025,499)	(19,667,608)
Net decrease in net assets from operations	$(8,753,526)	$(9,939,108)	$(14,222,965)	$(12,562,950)
Distributions to shareholders —
From net investment income
Class A	$(5,520,821)	$(5,193,142)	$(10,197,547)	$(6,638,963)
Class B	—	—	(234,689)	—
Class C	(348,810)	(696,510)	(1,501,502)	(840,191)
Class I	(982,709)	(670,538)	(1,112,380)	(285,282)
Total distributions to shareholders	$(6,852,340)	$(6,560,190)	$(13,046,118)	$(7,764,436)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,615,516	$11,012,833	$18,704,083	$10,768,368
Class B	—	—	115,836	—
Class C	1,740,428	3,273,433	8,912,467	4,718,805
Class I	19,599,937	5,675,635	14,518,804	3,661,282
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,245,136	4,107,891	8,612,966	5,520,516
Class B	—	—	170,730	—
Class C	228,049	510,068	1,174,735	687,366
Class I	188,352	413,498	431,546	153,129
Cost of shares redeemed
Class A	(30,399,781)	(31,723,450)	(51,581,326)	(44,654,099)
Class B	—	—	(1,456,876)	—
Class C	(3,332,578)	(6,244,664)	(12,413,310)	(8,816,316)
Class I	(6,744,739)	(4,838,446)	(17,893,069)	(2,873,429)
Net asset value of shares exchanged
Class A	—	—	1,439,396	—
Class B	—	—	(1,439,396)	—
Net decrease in net assets from Fund share transactions	$(1,859,680)	$(17,813,202)	$(30,703,414)	$(30,834,378)

Net decrease in net assets	$(17,465,546)	$(34,312,500)	$(57,972,497)	$(51,161,764)

Net Assets
At beginning of year	$186,773,982	$189,080,127	$349,633,462	$221,876,294
At end of year	$169,308,436	$154,767,627	$291,660,965	$170,714,530

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$370,457	$517,045	$408,357	$(89,284)

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights

	California Fund — Class A
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.580		$10.410	$9.560	$10.000	$9.940	$9.170

Income (Loss) From Operations
Net investment income(1)	$0.200		$0.377	$0.391	$0.457	$0.461	$0.454
Net realized and unrealized gain (loss)	0.308		(0.833)	0.846	(0.454)	0.046	0.757

Total income (loss) from operations	$0.508		$(0.456)	$1.237	$0.003	$0.507	$1.211

Less Distributions
From net investment income	$(0.198)		$(0.374)	$(0.387)	$(0.443)	$(0.447)	$(0.441)

Total distributions	$(0.198)		$(0.374)	$(0.387)	$(0.443)	$(0.447)	$(0.441)

Net asset value — End of period	$9.890		$9.580	$10.410	$9.560	$10.000	$9.940

Total Return(2)	5.35	%(3)	(4.51)%	13.17%	0.28%	5.36%	13.91%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$126,222		$133,046	$158,892	$151,148	$180,089	$206,762
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.84	%(4)	0.84%	0.84%	0.87%	0.90%	0.91%
Interest and fee expense(5)	0.04	%(4)	0.04%	0.06%	0.12%	0.10%	0.18%
Total expenses(6)	0.88	%(4)	0.88%	0.90%	0.99%	1.00%	1.09%
Net investment income	4.14	%(4)	3.71%	3.91%	4.92%	4.76%	5.14%
Portfolio Turnover	5	%(3)	33%	23%	37%	17%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	California Fund — Class C
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.860		$9.630	$8.840	$9.250	$9.190	$8.480

Income (Loss) From Operations
Net investment income(1)	$0.151		$0.278	$0.292	$0.358	$0.359	$0.359
Net realized and unrealized gain (loss)	0.278		(0.773)	0.787	(0.423)	0.050	0.696

Total income (loss) from operations	$0.429		$(0.495)	$1.079	$(0.065)	$0.409	$1.055

Less Distributions
From net investment income	$(0.149)		$(0.275)	$(0.289)	$(0.345)	$(0.349)	$(0.345)

Total distributions	$(0.149)		$(0.275)	$(0.289)	$(0.345)	$(0.349)	$(0.345)

Net asset value — End of period	$9.140		$8.860	$9.630	$8.840	$9.250	$9.190

Total Return(2)	4.89	%(3)	(5.25)%	12.38%	(0.50)%	4.65%	13.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,488		$10,237	$12,572	$10,211	$13,109	$12,903
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	1.59	%(4)	1.59%	1.59%	1.62%	1.65%	1.66%
Interest and fee expense(5)	0.04	%(4)	0.04%	0.06%	0.12%	0.10%	0.18%
Total expenses(6)	1.63	%(4)	1.63%	1.65%	1.74%	1.75%	1.84%
Net investment income	3.39	%(4)	2.95%	3.15%	4.18%	4.00%	4.40%
Portfolio Turnover	5	%(3)	33%	23%	37%	17%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	California Fund — Class I
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.590		$10.420	$9.560	$10.010	$9.950	$9.170

Income (Loss) From Operations
Net investment income(1)	$0.212		$0.402	$0.413	$0.479	$0.486	$0.481
Net realized and unrealized gain (loss)	0.308		(0.833)	0.860	(0.463)	0.045	0.763

Total income (loss) from operations	$0.520		$(0.431)	$1.273	$0.016	$0.531	$1.244

Less Distributions
From net investment income	$(0.210)		$(0.399)	$(0.413)	$(0.466)	$(0.471)	$(0.464)

Total distributions	$(0.210)		$(0.399)	$(0.413)	$(0.466)	$(0.471)	$(0.464)

Net asset value — End of period	$9.900		$9.590	$10.420	$9.560	$10.010	$9.950

Total Return(2)	5.48	%(3)	(4.27)%	13.56%	0.43%	5.61%	14.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,454		$26,025	$15,310	$8,938	$8,286	$2,653
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.60	%(4)	0.59%	0.59%	0.62%	0.65%	0.66%
Interest and fee expense(5)	0.04	%(4)	0.04%	0.06%	0.12%	0.10%	0.18%
Total expenses(6)	0.64	%(4)	0.63%	0.65%	0.74%	0.75%	0.84%
Net investment income	4.40	%(4)	3.97%	4.12%	5.15%	5.01%	5.35%
Portfolio Turnover	5	%(3)	33%	23%	37%	17%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	Massachusetts Fund — Class A
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.560		$9.380	$8.700	$8.870	$8.840	$8.050

Income (Loss) From Operations
Net investment income(1)	$0.178		$0.342	$0.360	$0.410	$0.420	$0.434
Net realized and unrealized gain (loss)	0.299		(0.822)	0.670	(0.179)	0.022	0.774

Total income (loss) from operations	$0.477		$(0.480)	$1.030	$0.231	$0.442	$1.208

Less Distributions
From net investment income	$(0.187)		$(0.340)	$(0.350)	$(0.401)	$(0.412)	$(0.418)

Total distributions	$(0.187)		$(0.340)	$(0.350)	$(0.401)	$(0.412)	$(0.418)

Net asset value — End of period	$8.850		$8.560	$9.380	$8.700	$8.870	$8.840

Total Return(2)	5.63	%(3)	(5.27)%	12.05%	2.92%	5.26%	15.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$113,878		$119,390	$148,671	$163,879	$196,939	$206,922
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.74	%(4)	0.74%	0.74%	0.77%	0.81%	0.83%
Interest and fee expense(5)	0.05	%(4)	0.07%	0.08%	0.09%	0.10%	0.21%
Total expenses(6)	0.79	%(4)	0.81%	0.82%	0.86%	0.91%	1.04%
Net investment income	4.11	%(4)	3.74%	3.99%	4.93%	4.87%	5.59%
Portfolio Turnover	5	%(3)	4%	22%	19%	12%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	Massachusetts Fund — Class C
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.560		$9.390	$8.710	$8.880	$8.850	$8.050

Income (Loss) From Operations
Net investment income(1)	$0.145		$0.274	$0.291	$0.348	$0.354	$0.376
Net realized and unrealized gain (loss)	0.299		(0.833)	0.671	(0.180)	0.026	0.783

Total income (loss) from operations	$0.444		$(0.559)	$0.962	$0.168	$0.380	$1.159

Less Distributions
From net investment income	$(0.154)		$(0.271)	$(0.282)	$(0.338)	$(0.350)	$(0.359)

Total distributions	$(0.154)		$(0.271)	$(0.282)	$(0.338)	$(0.350)	$(0.359)

Net asset value — End of period	$8.850		$8.560	$9.390	$8.710	$8.880	$8.850

Total Return(2)	5.24	%(3)	(6.08)%	11.21%	2.16%	4.50%	15.10%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,051		$19,148	$23,766	$20,018	$22,718	$18,702
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	1.49	%(4)	1.49%	1.49%	1.52%	1.55%	1.58%
Interest and fee expense(5)	0.05	%(4)	0.07%	0.08%	0.09%	0.10%	0.21%
Total expenses(6)	1.54	%(4)	1.56%	1.57%	1.61%	1.65%	1.79%
Net investment income	3.36	%(4)	2.99%	3.22%	4.18%	4.10%	4.83%
Portfolio Turnover	5	%(3)	4%	22%	19%	12%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	Massachusetts Fund — Class I
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.560		$9.380	$8.700	$8.870	$8.840	$8.050

Income (Loss) From Operations
Net investment income(1)	$0.186		$0.360	$0.377	$0.428	$0.436	$0.450
Net realized and unrealized gain (loss)	0.299		(0.822)	0.671	(0.181)	0.023	0.774

Total income (loss) from operations	$0.485		$(0.462)	$1.048	$0.247	$0.459	$1.224

Less Distributions
From net investment income	$(0.195)		$(0.358)	$(0.368)	$(0.417)	$(0.429)	$(0.434)

Total distributions	$(0.195)		$(0.358)	$(0.368)	$(0.417)	$(0.429)	$(0.434)

Net asset value — End of period	$8.850		$8.560	$9.380	$8.700	$8.870	$8.840

Total Return(2)	5.74	%(3)	(5.08)%	12.28%	3.13%	5.46%	16.08%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,384		$16,229	$16,643	$12,542	$15,788	$10,926
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.54	%(4)	0.54%	0.54%	0.57%	0.60%	0.63%
Interest and fee expense(5)	0.05	%(4)	0.07%	0.08%	0.09%	0.10%	0.21%
Total expenses(6)	0.59	%(4)	0.61%	0.62%	0.66%	0.70%	0.84%
Net investment income	4.30	%(4)	3.95%	4.16%	5.15%	5.06%	5.80%
Portfolio Turnover	5	%(3)	4%	22%	19%	12%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	New York Fund — Class A
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.510		$10.320	$9.610	$9.790	$9.710	$8.850

Income (Loss) From Operations
Net investment income(1)	$0.206		$0.399	$0.420	$0.457	$0.453	$0.459
Net realized and unrealized gain (loss)	0.309		(0.808)	0.709	(0.184)	0.077	0.857

Total income (loss) from operations	$0.515		$(0.409)	$1.129	$0.273	$0.530	$1.316

Less Distributions
From net investment income	$(0.205)		$(0.401)	$(0.419)	$(0.453)	$(0.450)	$(0.456)

Total distributions	$(0.205)		$(0.401)	$(0.419)	$(0.453)	$(0.450)	$(0.456)

Net asset value — End of period	$9.820		$9.510	$10.320	$9.610	$9.790	$9.710

Total Return(2)	5.47	%(3)	(4.10)%	11.98%	3.10%	5.70%	15.77%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$229,724		$224,465	$267,732	$254,304	$305,437	$332,257
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.73	%(4)	0.75%	0.76%	0.79%	0.79%	0.83%
Interest and fee expense(5)	0.06	%(4)	0.07%	0.08%	0.10%	0.09%	0.19%
Total expenses(6)	0.79	%(4)	0.82%	0.84%	0.89%	0.88%	1.02%
Net investment income	4.29	%(4)	3.95%	4.22%	4.95%	4.75%	5.42%
Portfolio Turnover	1	%(3)	5%	13%	6%	14%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	New York Fund — Class B
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.520		$10.330	$9.620	$9.800	$9.730	$8.870

Income (Loss) From Operations
Net investment income(1)	$0.170		$0.324	$0.347	$0.387	$0.381	$0.396
Net realized and unrealized gain (loss)	0.309		(0.808)	0.708	(0.182)	0.072	0.856

Total income (loss) from operations	$0.479		$(0.484)	$1.055	$0.205	$0.453	$1.252

Less Distributions
From net investment income	$(0.169)		$(0.326)	$(0.345)	$(0.385)	$(0.383)	$(0.392)

Total distributions	$(0.169)		$(0.326)	$(0.345)	$(0.385)	$(0.383)	$(0.392)

Net asset value — End of period	$9.830		$9.520	$10.330	$9.620	$9.800	$9.730

Total Return(2)	5.07	%(3)	(4.81)%	11.14%	2.34%	4.84%	14.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,010		$5,687	$8,829	$10,240	$11,328	$11,064
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	1.48	%(4)	1.50%	1.51%	1.54%	1.54%	1.58%
Interest and fee expense(5)	0.06	%(4)	0.07%	0.08%	0.10%	0.09%	0.19%
Total expenses(6)	1.54	%(4)	1.57%	1.59%	1.64%	1.63%	1.77%
Net investment income	3.55	%(4)	3.19%	3.48%	4.19%	3.99%	4.68%
Portfolio Turnover	1	%(3)	5%	13%	6%	14%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	New York Fund — Class C
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.520		$10.320	$9.610	$9.790	$9.720	$8.860

Income (Loss) From Operations
Net investment income(1)	$0.170		$0.323	$0.345	$0.387	$0.381	$0.395
Net realized and unrealized gain (loss)	0.299		(0.797)	0.710	(0.183)	0.072	0.857

Total income (loss) from operations	$0.469		$(0.474)	$1.055	$0.204	$0.453	$1.252

Less Distributions
From net investment income	$(0.169)		$(0.326)	$(0.345)	$(0.384)	$(0.383)	$(0.392)

Total distributions	$(0.169)		$(0.326)	$(0.345)	$(0.384)	$(0.383)	$(0.392)

Net asset value — End of period	$9.820		$9.520	$10.320	$9.610	$9.790	$9.720

Total Return(2)	4.97	%(3)	(4.71)%	11.15%	2.33%	4.84%	14.88%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,188		$40,695	$46,914	$38,670	$46,852	$43,214
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	1.48	%(4)	1.50%	1.50%	1.54%	1.54%	1.58%
Interest and fee expense(5)	0.06	%(4)	0.07%	0.08%	0.10%	0.09%	0.19%
Total expenses(6)	1.54	%(4)	1.57%	1.58%	1.64%	1.63%	1.77%
Net investment income	3.54	%(4)	3.20%	3.46%	4.19%	3.99%	4.65%
Portfolio Turnover	1	%(3)	5%	13%	6%	14%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	New York Fund — Class I
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.510		$10.320	$9.610	$9.780	$9.710	$8.850

Income (Loss) From Operations
Net investment income(1)	$0.215		$0.419	$0.439	$0.474	$0.473	$0.481
Net realized and unrealized gain (loss)	0.309		(0.808)	0.710	(0.172)	0.065	0.852

Total income (loss) from operations	$0.524		$(0.389)	$1.149	$0.302	$0.538	$1.333

Less Distributions
From net investment income	$(0.214)		$(0.421)	$(0.439)	$(0.472)	$(0.468)	$(0.473)

Total distributions	$(0.214)		$(0.421)	$(0.439)	$(0.472)	$(0.468)	$(0.473)

Net asset value — End of period	$9.820		$9.510	$10.320	$9.610	$9.780	$9.710

Total Return(2)	5.57	%(3)	(3.91)%	12.20%	3.41%	5.78%	16.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,634		$20,814	$26,159	$15,243	$13,409	$1,672
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.53	%(4)	0.55%	0.55%	0.59%	0.59%	0.63%
Interest and fee expense(5)	0.06	%(4)	0.07%	0.08%	0.10%	0.09%	0.19%
Total expenses(6)	0.59	%(4)	0.62%	0.63%	0.69%	0.68%	0.82%
Net investment income	4.48	%(4)	4.15%	4.40%	5.13%	4.95%	5.61%
Portfolio Turnover	1	%(3)	5%	13%	6%	14%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	Ohio Fund — Class A
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.600		$9.490	$8.790	$9.140	$9.150	$8.140

Income (Loss) From Operations
Net investment income(1)	$0.185		$0.353	$0.364	$0.383	$0.378	$0.381
Net realized and unrealized gain (loss)	0.318		(0.892)	0.698	(0.353)	(0.013)	1.008

Total income (loss) from operations	$0.503		$(0.539)	$1.062	$0.030	$0.365	$1.389

Less Distributions
From net investment income	$(0.183)		$(0.351)	$(0.362)	$(0.380)	$(0.375)	$(0.379)

Total distributions	$(0.183)		$(0.351)	$(0.362)	$(0.380)	$(0.375)	$(0.379)

Net asset value — End of period	$8.920		$8.600	$9.490	$8.790	$9.140	$9.150

Total Return(2)	5.91	%(3)	(5.83)%	12.29%	0.54%	4.17%	17.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$133,607		$142,380	$187,540	$178,802	$247,554	$267,068
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.73	%(4)	0.74%	0.73%	0.76%	0.76%	0.80%
Interest and fee expense(5)	0.04	%(4)	0.03%	0.03%	0.03%	0.02%	0.08%
Total expenses(6)	0.77	%(4)	0.77%	0.76%	0.79%	0.78%	0.88%
Net investment income	4.26	%(4)	3.84%	3.97%	4.48%	4.23%	4.66%
Portfolio Turnover	1	%(3)	9%	9%	6%	6%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	Ohio Fund — Class C
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.600		$9.480	$8.790	$9.140	$9.150	$8.130

Income (Loss) From Operations
Net investment income(1)	$0.152		$0.284	$0.293	$0.319	$0.311	$0.320
Net realized and unrealized gain (loss)	0.309		(0.882)	0.690	(0.353)	(0.011)	1.017

Total income (loss) from operations	$0.461		$(0.598)	$0.983	$(0.034)	$0.300	$1.337

Less Distributions
From net investment income	$(0.151)		$(0.282)	$(0.293)	$(0.316)	$(0.310)	$(0.317)

Total distributions	$(0.151)		$(0.282)	$(0.293)	$(0.316)	$(0.310)	$(0.317)

Net asset value — End of period	$8.910		$8.600	$9.480	$8.790	$9.140	$9.150

Total Return(2)	5.40	%(3)	(6.44)%	11.34%	(0.21)%	3.42%	16.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,268		$21,739	$27,921	$21,580	$30,641	$29,388
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	1.48	%(4)	1.49%	1.48%	1.51%	1.51%	1.55%
Interest and fee expense(5)	0.04	%(4)	0.03%	0.03%	0.03%	0.02%	0.08%
Total expenses(6)	1.52	%(4)	1.52%	1.51%	1.54%	1.53%	1.63%
Net investment income	3.51	%(4)	3.09%	3.20%	3.72%	3.47%	3.92%
Portfolio Turnover	1	%(3)	9%	9%	6%	6%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	Ohio Fund — Class I
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,			Period Ended September 30, 2010(1)
			2013	2012	2011
Net asset value — Beginning of period	$8.610		$9.490	$8.800	$9.140	$8.960

Income (Loss) From Operations
Net investment income(2)	$0.194		$0.372	$0.382	$0.400	$0.061
Net realized and unrealized gain (loss)	0.308		(0.883)	0.688	(0.343)	0.180

Total income (loss) from operations	$0.502		$(0.511)	$1.070	$0.057	$0.241

Less Distributions
From net investment income	$(0.192)		$(0.369)	$(0.380)	$(0.397)	$(0.061)

Total distributions	$(0.192)		$(0.369)	$(0.380)	$(0.397)	$(0.061)

Net asset value — End of period	$8.920		$8.610	$9.490	$8.800	$9.140

Total Return(3)	5.89	%(4)	(5.53)%	12.39%	0.74%	2.81	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,182		$6,596	$6,415	$4,486	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.54	%(5)	0.54%	0.53%	0.56%	0.57	%(5)
Interest and fee expense(6)	0.04	%(5)	0.03%	0.03%	0.03%	0.02	%(5)
Total expenses(7)	0.58	%(5)	0.57%	0.56%	0.59%	0.59	%(5)
Net investment income	4.46	%(5)	4.06%	4.16%	4.66%	4.19	%(5)
Portfolio Turnover	1	%(4)	9%	9%	6%	6	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to September 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended September 30, 2010.

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-two funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Income Fund (California Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The California Fund, Massachusetts Fund and Ohio Fund offer three classes of shares and the New York Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2013, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized

40

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

September 30, 2015	$—	$440,164	$108,787	$—
September 30, 2016	518,828	91,224	2,215,774	240,163
September 30, 2017	7,884,903	9,824,104	2,053,235	5,075,023
September 30, 2018	12,351,723	20,239,992	22,999,420	10,217,857
September 30, 2019	—	4,877,692	7,036,080	3,163,804

Total capital loss carryforward	$20,755,454	$35,473,176	$34,413,296	$18,696,847

Deferred capital losses	$5,822,124	$1,037,954	$7,228,743	$10,277,811

As of March 31, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 11) at March 31, 2014. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The

41

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2014, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Floating Rate Notes Outstanding	$10,520,000	$11,390,000	$28,150,000	$7,500,000
Interest Rate or Range of Interest Rates (%)	0.06 - 0.07	0.06 - 0.08	0.06 - 0.11	0.07 - 1.21
Collateral for Floating Rate Notes Outstanding	$14,891,077	$18,491,016	$42,967,009	$13,559,875

For the six months ended March 31, 2014, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$12,246,813	$11,390,000	$29,089,560	$7,500,000
Average Interest Rate	0.56%	0.64%	0.63%	0.96%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2014.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

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Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to March 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For California Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the six months ended March 31, 2014, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$353,609	$291,574	$616,266	$315,734
Effective Annual Rate	0.45%	0.39%	0.42%	0.39%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2014 were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$2,833	$2,504	$6,001	$1,995
EVD’s Class A Sales Charges	$3,059	$8,125	$25,331	$7,335

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Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2014 for Class A shares amounted to the following:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$158,703	$114,298	$223,682	$135,154

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2014, the Funds paid or accrued to EVD the following distribution fees:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Distribution Fees	$—	$—	$19,867	$—
Class C Distribution Fees	$38,082	$68,091	$153,457	$73,904

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2014 amounted to the following:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Service Fees	$—	$—	$5,298	$—
Class C Service Fees	$12,694	$18,158	$40,922	$19,708

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent

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Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended March 31, 2014, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$—	$—	$500	$—
Class B	$—	$—	$1,800	$—
Class C	$—	$1,200	$2,700	$4,100

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2014 were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$7,974,887	$7,410,171	$3,104,366	$2,068,295
Sales	$31,008,848	$25,099,706	$10,485,590	$21,896,022

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Fund
	Six Months Ended March 31, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	285,540	—	77,939	349,617
Issued to shareholders electing to receive payments of distributions in Fund shares	213,590	—	11,612	8,788
Redemptions	(1,621,045)	—	(97,966)	(1,308,720)

Net decrease	(1,121,915)	—	(8,415)	(950,315)

	Year Ended September 30, 2013
	Class A	Class B	Class C	Class I

Sales	1,239,594	—	188,432	1,898,638
Issued to shareholders electing to receive payments of distributions in Fund shares	420,329	—	24,357	18,619
Redemptions	(3,031,459)	—	(362,895)	(672,204)

Net increase (decrease)	(1,371,536)	—	(150,106)	1,245,053

45

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

Massachusetts Fund
	Six Months Ended March 31, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	394,080	—	76,967	565,985
Issued to shareholders electing to receive payments of distributions in Fund shares	229,116	—	27,220	27,563
Redemptions	(1,700,089)	—	(300,894)	(411,672)

Net increase (decrease)	(1,076,893)	—	(196,707)	181,876

	Year Ended September 30, 2013
	Class A	Class B	Class C	Class I

Sales	1,192,735	—	348,801	615,555
Issued to shareholders electing to receive payments of distributions in Fund shares	451,166	—	55,959	45,621
Redemptions	(3,541,962)	—	(700,761)	(539,138)

Net increase (decrease)	(1,898,061)	—	(296,001)	122,038

New York Fund
	Six Months Ended March 31, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	1,646,027	703	501,691	890,953
Issued to shareholders electing to receive payments of distributions in Fund shares	421,655	7,367	57,481	32,066
Redemptions	(2,301,258)	(63,172)	(438,907)	(500,374)
Exchange from Class B shares	32,463	—	—	—
Exchange to Class A shares	—	(32,413)	—	—

Net increase (decrease)	(201,113)	(87,515)	120,265	422,645

	Year Ended September 30, 2013
	Class A	Class B	Class C	Class I

Sales	1,818,626	11,248	866,904	1,438,890
Issued to shareholders electing to receive payments of distributions in Fund shares	856,850	16,932	116,904	43,186
Redemptions	(5,161,533)	(142,994)	(1,251,039)	(1,828,876)
Exchange from Class B shares	142,613	—	—	—
Exchange to Class A shares	—	(142,399)	—	—

Net decrease	(2,343,444)	(257,213)	(267,231)	(346,800)

46

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

Ohio Fund
	Six Months Ended March 31, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	452,353	—	129,925	64,964
Issued to shareholders electing to receive payments of distributions in Fund shares	269,544	—	31,738	8,397
Redemptions	(2,283,941)	—	(527,332)	(258,594)

Net decrease	(1,562,044)	—	(365,669)	(185,233)

	Year Ended September 30, 2013
	Class A	Class B	Class C	Class I

Sales	1,149,076	—	502,822	396,843
Issued to shareholders electing to receive payments of distributions in Fund shares	604,161	—	75,319	16,853
Redemptions	(4,975,659)	—	(995,290)	(323,391)

Net increase (decrease)	(3,222,422)	—	(417,149)	90,305

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$139,964,571	$128,550,797	$263,154,824	$141,891,629

Gross unrealized appreciation	$12,362,878	$14,980,255	$29,131,750	$14,508,158
Gross unrealized depreciation	(892,614)	(192,109)	(1,238,117)	(957,462)

Net unrealized appreciation	$11,470,264	$14,788,146	$27,893,633	$13,550,696

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2014.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

47

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at March 31, 2014 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

California	6/14	60 U.S. 10-Year Treasury Note	Short	$(7,435,203)	$(7,410,000)	$25,203
	6/14	25 U.S. Long Treasury Bond	Short	(3,279,837)	(3,330,469)	(50,632)
Massachusetts	6/14	112 U.S. Long Treasury Bond	Short	$(14,693,670)	$(14,920,500)	$(226,830)
New York	6/14	192 U.S. Long Treasury Bond	Short	$(25,189,149)	$(25,578,000)	$(388,851)
Ohio	6/14	128 U.S. Long Treasury Bond	Short	$(16,792,766)	$(17,052,000)	$(259,234)

At March 31, 2014, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2014 were as follows:

	California Fund		Massachusetts Fund		New York Fund		Ohio Fund

Asset Derivative:
Futures Contracts	$25,203	(1)	$—		$—		$—

Total	$25,203		$—		$—		$—

Liability Derivative:
Futures Contracts	$(50,632	)(1)	$(226,830	)(1)	$(388,851	)(1)	$(259,234	)(1)

Total	$(50,632)		$(226,830)		$(388,851)		$(259,234)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2014 was as follows:

	California Fund		Massachusetts Fund		New York Fund		Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(303,313	)(1)	$(269,445	)(1)	$(461,905	)(1)	$(366,746	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$214,177	(2)	$(47,250	)(2)	$(81,000	)(2)	$8,913	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

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Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2014, which are indicative of the volume of this derivative type, were approximately as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Notional Amount:
Futures Contracts	$9,071,000	$11,200,000	$19,200,000	$13,143,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$161,954,835	$—	$161,954,835

Total Investments	$—	$161,954,835	$—	$161,954,835

Futures Contracts	$25,203	$—	$—	$25,203

Total	$25,203	$161,954,835	$—	$161,980,038

Liability Description

Futures Contracts	$(50,632)	$—	$—	$(50,632)

Total	$(50,632)	$—	$—	$(50,632)

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$154,728,943	$—	$154,728,943

Total Investments	$—	$154,728,943	$—	$154,728,943

Liability Description

Futures Contracts	$(226,830)	$—	$—	$(226,830)

Total	$(226,830)	$—	$—	$(226,830)

49

Eaton Vance

Municipal Income Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$317,817,657	$—	$317,817,657

Miscellaneous	—	—	1,380,800	1,380,800

Total Investments	$—	$317,817,657	$1,380,800	$319,198,457

Liability Description

Futures Contracts	$(388,851)	$—	$—	$(388,851)

Total	$(388,851)	$—	$—	$(388,851)

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$162,942,325	$—	$162,942,325

Total Investments	$—	$162,942,325	$—	$162,942,325

Liability Description

Futures Contracts	$(259,234)	$—	$—	$(259,234)

Total	$(259,234)	$—	$—	$(259,234)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.

The California Fund, Massachusetts Fund and Ohio Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Fund at the beginning and/or end of period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2014 is not presented.

At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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Eaton Vance

Municipal Income Funds

March 31, 2014

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7708 3.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 14, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 14, 2014